                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-09054
               ---------------------------------------------------

                         CREDIT SUISSE OPPORTUNITY FUNDS
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

                                Hal Liebes, Esq.
                         Credit Suisse Opportunity Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2004
(UNAUDITED)

- CREDIT SUISSE
  U.S. GOVERNMENT MONEY FUND

- CREDIT SUISSE
  MUNICIPAL MONEY FUND

THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUNDS ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 19, 2004

Dear Shareholder:

   The following statistics characterized the Credit Suisse U.S. Government Money Fund (the "Fund") at April 30, 2004: annualized current and effective yields for the seven days ended April 30, 2004 were each 0.33%(1); and total net assets were $11.4 million, compared to $23.4 million on October 31, 2003.

   The difficult investment environment for money market funds that prevailed throughout 2003 persisted during most of the Fund's fiscal half-year. Nominal interest rates remained at a multi-decade low of 1.00%, and were generally expected to stay there until late 2004 at the earliest. Economic growth continued to build upward momentum, furthermore, prompting many investors to feel more comfortable with relatively risky financial assets than previously. The result was that considerable sums flowed out of money market funds and into other vehicles that offered higher yields, greater potential returns via appreciation, or both.

   To some extent, the environment changed in April. A number of economic indicators -- better-than-expected employment data, rising inflation and a surge in oil prices -- as well as remarks by Federal Reserve (the "Fed") Chairman Alan Greenspan, were widely interpreted as signalling that the Fed was preparing to raise nominal rates. Bond yields rose sharply across the maturity spectrum.

   Our management approach to the Fund mirrored the shift in the marketplace that we have described. We thus continued to structure the portfolio based on our conviction that rates were most likely to remain stable and not rise in the near term, but became more concerned in April about a possible acceleration in the timing of the eventual first rate-hike.

   As the period progressed, we gradually shortened the Fund's average weighted maturity, to 67 days at April 30, 2004 from 79 days on October 31, 2003. We did so not only because yields on relatively longer-term securities (I.E., with maturities of up to one year) did not offer what we deemed to be sufficient compensation for maturity risk, but also because we felt it was increasingly prudent to adopt a more conservative stance amid the marketplace's considerable volatility.

Credit Suisse Asset Management, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

   ON MAY 19, 2004, THE BOARD OF TRUSTEES OF CREDIT SUISSE U.S. GOVERNMENT MONEY FUND (THE "ACQUIRED FUND"), A SERIES OF CREDIT SUISSE OPPORTUNITY FUNDS, APPROVED A REORGANIZATION (THE "REORGANIZATION") WHEREBY ALL OF THE ACQUIRED FUND'S ASSETS AND LIABILITIES WILL BE TRANSFERRED TO CREDIT SUISSE CASH RESERVE FUND, INC. (THE "ACQUIRING FUND") IN EXCHANGE FOR CLASS A SHARES OF THE ACQUIRING FUND. THE ACQUIRED FUND WILL THEN BE LIQUIDATED, AND CLASS A SHARES OF THE ACQUIRING FUND WILL BE DISTRIBUTED TO THE ACQUIRED FUND'S SHAREHOLDERS. THE CLOSING DATE FOR THE REORGANIZATION (THE "CLOSING DATE") HAS NOT YET BEEN DETERMINED.

   AS A RESULT OF THE REORGANIZATION, EACH SHAREHOLDER OF THE ACQUIRED FUND WILL BECOME A CLASS A SHAREHOLDER OF THE ACQUIRING FUND AND WILL RECEIVE ON A TAX-FREE BASIS CLASS A SHARES OF THE ACQUIRING FUND WITH THE SAME AGGREGATE NET ASSET VALUE AS THEIR SHARES OF BENEFICIAL INTEREST OF THE ACQUIRED FUND. ONCE THE CLOSING DATE HAS BEEN DETERMINED, A LETTER DESCRIBING THE REORGANIZATION, ALONG WITH A PROSPECTUS FOR THE ACQUIRING FUND, WILL BE MAILED TO ALL SHAREHOLDERS OF THE ACQUIRED FUND.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(2)

   1 YEAR     5 YEARS    SINCE INCEPTION    INCEPTION DATE
   ------     -------    ---------------    --------------
    0.32%      2.74%          3.30%            2/24/97

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(2)

   1 YEAR     5 YEARS    SINCE INCEPTION    INCEPTION DATE
   ------     -------    ---------------    --------------
    0.30%      2.67%          3.26%            2/24/97

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE. ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1) The annualized current and effective yields, without waivers and/or reimbursements, were -1.80% and -1.78% respectively. Declines in interest-rate levels have caused this Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.

CREDIT SUISSE MUNICIPAL MONEY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   The following statistics characterized the Credit Suisse Municipal Money Fund (the "Fund") at April 30, 2004: annualized current and effective yields for the seven days ended April 30, 2004 were each 0.27%(1); and total net assets were $21.0 million, compared to $20.8 million on October 31, 2003.

   The difficult investment environment for money market funds that prevailed throughout 2003 persisted during most of the Fund's fiscal half-year. Nominal interest rates remained at a multi-decade low of 1.00%, and were generally expected to stay there until late 2004 at the earliest. Economic growth continued to build upward momentum, furthermore, prompting many investors to feel more comfortable with relatively risky financial assets than previously. The result was that considerable sums flowed out of money market funds and into other vehicles that offered higher yields, greater potential returns via appreciation, or both.

   To some extent, the environment changed in April. A number of economic indicators -- better-than-expected employment data, rising inflation and a surge in oil prices -- as well as remarks by Federal Reserve (the "Fed") Chairman Alan Greenspan, were widely interpreted as signaling that the Fed was preparing to raise nominal rates. Bond yields rose sharply across the maturity spectrum.

   There were a couple of positives in the municipal universe that we feel are worth mentioning. First, the outlook for credit quality brightened as many states reported marked improvement in their financial condition. Second, yields for many municipal securities were unusually close to those of their taxable counterparts, meaning that the municipals' after-tax returns were especially desirable. This periodically helped to draw large "crossover" buyers (I.E., debt investors that look for compelling opportunities, whether in taxable or municipal instruments) into the municipal market.

   Our management approach to the Fund mirrored the shift in the marketplace that we have described. We thus continued to structure the portfolio based on our conviction that rates were most likely to remain stable and not rise in the near term, but became more concerned in April about a possible acceleration in the timing of the eventual first rate-hike.

   As the period progressed, we gradually shortened the Fund's average weighted maturity, to 41 days at April 30, 2004 from 52 days on October 31, 2003. We did so not only because yields on relatively longer-term securities

(I.E., with maturities of up to one year) did not offer what we deemed to be sufficient compensation for maturity risk, but also because we felt it was increasingly prudent to adopt a more conservative stance amid the marketplace's considerable volatility. We maintained our emphasis on highest-quality instruments like general obligations, insured paper and bonds whose issuers ranked in the top tiers of creditworthiness.

Credit Suisse Asset Management, LLC

   A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO STATE, LOCAL AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(2)

   1 YEAR     5 YEARS    SINCE INCEPTION    INCEPTION DATE
   ------     -------    ---------------    --------------
    0.25%      1.63%          1.95%            2/24/97

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(2)

   1 YEAR     5 YEARS    SINCE INCEPTION    INCEPTION DATE
   ------     -------    ---------------    --------------
    0.23%      1.60%          1.93%            2/24/97

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE. ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1) The annualized current and effective yields, without waivers and/or reimbursements, were -1.59% and -1.58% respectively. Declines in interest-rate levels have caused this Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

   PAR                                                                        RATINGS+
  (000)                                                                     (S&P/MOODY'S)   MATURITY   RATE%       VALUE
----------                                                                  -------------   --------   -----   -------------
UNITED STATES AGENCY OBLIGATIONS (86.7%)
$      500   Fannie Mae Discount Notes                                       (AAA , Aaa)    09/13/04   1.340   $     497,487
       500   Fannie Mae Discount Notes                                       (AAA , Aaa)    09/17/04   1.340         497,413
       500   Fannie Mae Discount Notes                                       (AAA , Aaa)    04/01/05   1.520         492,928
     1,000   Fannie Mae Global Notes                                         (AAA , Aaa)    05/14/04   5.625       1,001,560
       800   Fannie Mae Global Notes##                                       (AAA , Aaa)    06/10/04   1.050         800,000
     3,000   Fannie Mae Notes##                                              (AAA , Aaa)    06/15/04   1.080       2,999,530
     1,500   Federal Farm Credit Bank Bonds##                                (AAA , Aaa)    05/05/04   0.985       1,500,000
     1,000   Federal Home Loan Bank Bonds##                                  (AAA , Aaa)    07/05/04   1.040         999,966
       300   Freddie Mac Discount Notes                                      (AAA , Aaa)    08/12/04   1.380         298,815
       500   Freddie Mac Discount Notes                                      (AAA , Aaa)    10/07/04   1.240         497,262
       300   Freddie Mac Discount Notes                                      (AAA , Aaa)    03/08/05   1.170         296,968
                                                                                                               -------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $9,881,929)                                                           9,881,929
                                                                                                               -------------
REPURCHASE AGREEMENT (13.9%)
     1,580   Morgan Stanley (Agreement dated 4/30/04,
              to be repurchased at $1,594,961,
              collateralized by $1,255,000 Treasury
              Inflation Indexed Note 4.25% due 1/15/10.
              Market Value of collateral is $1,612,145)
              (Cost $1,580,000)                                                (A1,P1)      05/03/04   1.030       1,580,000
                                                                                                               -------------
TOTAL INVESTMENTS AT VALUE (100.6%) (Cost $11,461,929)                                                            11,461,929
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)                                                                        (71,877)
                                                                                                               -------------
NET ASSETS (100.0%)                                                                                            $  11,390,052
                                                                                                               =============

                Average Weighted Maturity -- 67 days (Unaudited)

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of April 30, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT  SUISSE MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

   PAR                                                                        RATINGS+
  (000)                                                                     (S&P/MOODY'S)   MATURITY   RATE%       VALUE
----------                                                                  -------------   --------   -----   -------------
MUNICIPAL BONDS (63.7%)
CONNECTICUT (1.9%)
$      400   Connecticut State Health & Educational
              Facilities Authority Revenue Bonds,
              Series V-2 (Yale University LOC)##                            (A1+ , VMIG1)   05/03/04   1.050   $    400,000
                                                                                                               -------------
TOTAL CONNECTICUT (Cost $400,000)                                                                                    400,000
                                                                                                               -------------
DELAWARE (3.3%)
       700   Delaware River & Bay Authority Revenue Bonds,
              Series B (AMBAC Insurance LOC)##                              (A1+ , VMIG1)   05/06/04   1.060         700,000
                                                                                                               -------------
TOTAL DELAWARE (Cost $700,000)                                                                                       700,000
                                                                                                               -------------
FLORIDA (2.4%)
       500   Manatee County Pollution Control Revenue
              Bonds, (Florida Power & Light Co. LOC)##                      (A-1 , VMIG1)   05/03/04   1.100         500,000
                                                                                                               -------------
TOTAL FLORIDA (Cost $500,000)                                                                                        500,000
                                                                                                               -------------
GEORGIA (6.2%)
       800   Georgia Municipal Electric Authority
              Revenue Bonds, Subordinated Series B
              (Landesbank Hessen Thuringen LOC)##                           (A1+ , VMIG1)   05/05/04   1.060         800,000
       500   Hapeville Development Authority Industrial
              Revenue Bonds, Hapeville Hotel, Ltd.
              (Bank of America N.A. LOC)##                                    (NR , P1)     05/03/04   1.080         500,000
                                                                                                               -------------
TOTAL GEORGIA (Cost $1,300,000)                                                                                    1,300,000
                                                                                                               -------------
ILLINOIS (1.6%)
       330   Kane County Forest Preservation District,
              General Obligation Bonds (FGIC LOC)                            (AAA , Aaa)    12/30/04   3.000         334,239
                                                                                                               -------------
TOTAL ILLINOIS (Cost $334,239)                                                                                       334,239
                                                                                                               -------------
INDIANA (2.4%)
       500   Mount Vernon Industrial Pollution Control
              Revenue Bonds, (General Electric Co. LOC)##                    (A1+ , Aaa)    05/03/04   1.080         500,000
                                                                                                               -------------
TOTAL INDIANA (Cost $500,000)                                                                                        500,000
                                                                                                               -------------
KENTUCKY (2.4%)
       500   Louisville & Jefferson County Regulatory
              Airport Authority, Special Facilities
              Revenue Bonds, Series C
              (UPS Worldwide Forwarding LOC)##                              (A1+ , VMIG1)   05/03/04   1.080         500,000
                                                                                                               -------------
TOTAL KENTUCKY (Cost $500,000)                                                                                       500,000
                                                                                                               -------------
LOUISIANA (3.8%)
       400   East Baton Rouge Pollution Control Revenue
              Bonds, (Exxon Mobil Corp. LOC)##                               (A1+ , P1)     05/03/04   1.030         400,000
       400   Louisiana Public Facilities Authority Industrial
              Development Revenue Bonds, Kenner Hotel, Ltd.
              (Bank of America N.A. LOC)##                                    (NR , P1)     05/03/04   1.080         400,000
                                                                                                               -------------
TOTAL LOUISIANA (Cost $800,000)                                                                                      800,000
                                                                                                               -------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                        RATINGS+
  (000)                                                                     (S&P/MOODY'S)   MATURITY   RATE%       VALUE
----------                                                                  -------------   --------   -----   -------------
MUNICIPAL BONDS
MAINE (1.7%)
$      350   Maine State Turnpike Authority Revenue Bonds
              (MBIA Insurance LOC)                                           (AAA , Aaa)    07/01/04   6.000   $     360,014
                                                                                                               -------------
TOTAL MAINE (Cost $360,014)                                                                                          360,014
                                                                                                               -------------
MASSACHUSETTS (2.9%)
       600   Massachusetts State Port Authority Revenue
              Bonds, Series A (MBIA LOC)                                     (AAA , Aaa)    07/01/04   2.000         601,092
                                                                                                               -------------
TOTAL MASSACHUSETTS (Cost $601,092)                                                                                  601,092
                                                                                                               -------------
MICHIGAN (2.4%)
       500   Michigan State, Municipal Notes, Series A                      (SP1+ , MIG1)   09/30/04   2.000         502,111
                                                                                                               -------------
TOTAL MICHIGAN (Cost $502,111)                                                                                       502,111
                                                                                                               -------------
MISSISSIPI (2.4%)
       500   Jackson County Pollution Control Revenue Bonds,
              (Chevron USA, Inc. LOC)##                                       (NR , P1)     05/03/04   1.100         500,000
                                                                                                               -------------
TOTAL MISSISSIPI (Cost $500,000)                                                                                     500,000
                                                                                                               -------------
NEW JERSEY (3.5%)
       475   Moorestown Township, General Obligation Bonds                   (NR , Aa3)     05/01/04   2.000         475,000
       255   Springfield Township Schools, General
              Obligation Bonds (FSA Insurance LOC)                           (AAA , Aaa)    06/15/04   3.000         255,622
                                                                                                               -------------
TOTAL NEW JERSEY (Cost $730,622)                                                                                     730,622
                                                                                                               -------------
NEW MEXICO (2.4%)
       500   Farmington Pollution Control Revenue Bonds,
              Arizona Public Service Co., Series C
              (Barclays Bank PLC LOC)##                                      (A1+ , P1)     05/03/04   1.080         500,000
                                                                                                               -------------
TOTAL NEW MEXICO (Cost $500,000)                                                                                     500,000
                                                                                                               -------------
NEW YORK (9.5%)
       400   Long Island Power Authority, NY Electric System
              Revenue Bonds, Subseries 1B
              (State Street Bank & Trust Co. LOC)##                          (A1+ , Aa2)    05/03/04   1.080         400,000
       400   New York City Municipal Water Finance Authority,
              Water & Sewer System Revenue Bonds,
              Fiscal 2003, Subseries C-3
              (Bank of New York LOC)##                                      (A1+ , VMIG1)   05/03/04   1.090         400,000
       500   New York State, General Obligation Unlimited,
              Environmental Quality, Series G
              (Westdeutsche Landesbank LOC)##                               (A1+ , VMIG1)   10/01/04   1.030         500,000
       400   New York, NY, City Transitional Finance Authority,
              Adjusted Future Tax Secured, Series B
              (Landesbank Baden LOC)##                                      (A1+ , VMIG1)   05/03/04   1.080         400,000
       300   Port Authority of New York & New Jersey,
              Special Obligation Revenue Bonds,
              Versatile Structure Obligation, Series 6
              (Bank of Nova Scotia LOC)##                                   (A1+ , VMIG1)   05/03/04   1.120         300,000
                                                                                                               -------------
TOTAL NEW YORK (Cost $2,000,000)                                                                                   2,000,000
                                                                                                               -------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                        RATINGS+
  (000)                                                                     (S&P/MOODY'S)   MATURITY   RATE%       VALUE
----------                                                                  -------------   --------   -----   -------------
MUNICIPAL BONDS
NORTH CAROLINA (1.4%)
$      300   North Carolina Medical Care Commission,
              Hospital Revenue Bonds, Pooled Financing
              Project, Series B
              (First Union National Bank LOC)##                             (AA , VMIG1)    05/03/04   1.120   $     300,000
                                                                                                               -------------
TOTAL NORTH CAROLINA (Cost $300,000)                                                                                 300,000
                                                                                                               -------------
OHIO (2.4%)
       500   Paulding County Solid Waste Disposal
              Revenue Bonds, Lafarge Corp. Project
              (Bayerische Landesbank LOC)##                                  (A1+ , P1)     05/03/04   1.040         500,000
                                                                                                               -------------
TOTAL OHIO (Cost $500,000)                                                                                           500,000
                                                                                                               -------------
PENNSYLVANIA (2.4%)
       500   Montgomery County Redevelopment Authority
              Multifamily Housing Revenue Bonds,
              Kingswood Apartments Project, Series A
              (Fannie Mae LOC)##                                             (A1+ , NR)     05/06/04   1.060         500,000
                                                                                                               -------------
TOTAL PENNSYLVANIA (Cost $500,000)                                                                                   500,000
                                                                                                               -------------
SOUTH CAROLINA (2.6%)
       545   South Carolina State, Refunding Highways,
              Series B, General Obligation Bonds                             (AAA , Aaa)    07/01/04   2.000         545,902
                                                                                                               -------------
TOTAL SOUTH CAROLINA (Cost $545,902)                                                                                 545,902
                                                                                                               -------------
TEXAS (4.7%)
       985   Dallas Waterworks & Sewer Systems,
              Refunding & Improvement
              Revenue Bonds, Series A                                        (AA+ , Aa2)    10/01/04   3.500         994,796
                                                                                                               -------------
TOTAL TEXAS (Cost $994,796)                                                                                          994,796
                                                                                                               -------------
WISCONSIN (1.4%)
       300   New Berlin School District, Tax & Revenue
              Anticipation Promotional Notes,
              General Obligation Notes                                      (SP1+ , MIG1)   09/03/04   2.000         300,911
                                                                                                               -------------
TOTAL WISCONSIN (Cost $300,911)                                                                                      300,911
                                                                                                               -------------
TOTAL MUNICIPAL BONDS (Cost $13,369,687)                                                                          13,369,687
                                                                                                               -------------

  NUMBER
    OF
  SHARES
----------
SHORT-TERM INVESTMENT (1.6%)
   342,437   Federated Investors Tax-Free Obligations Fund (Cost $342,437)                                           342,437
                                                                                                               -------------
TOTAL INVESTMENTS AT VALUE (65.3%) (Cost $13,712,124)                                                             13,712,124
OTHER ASSETS IN EXCESS OF LIABILITIES (34.7%)                                                                      7,286,545
                                                                                                               -------------
NET ASSETS (100.0%)                                                                                            $  20,998,669
                                                                                                               =============

                Average Weighted Maturity -- 41 days (Unaudited)

                 See Accompanying Notes to Financial Statements.

                            INVESTMENT ABBREVIATIONS
                        AMBAC = Ambac Assurance Corporation
                          LOC = Letter of Credit
                         FGIC = Financial Guaranty Insurance Company
                         MBIA = MBIA Insurance Corporation
                          FSA = Financial Security Assurance, Inc.
                           NR = Not Rated

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of April 30, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

                                                                         U.S. GOVERNMENT     MUNICIPAL
                                                                           MONEY FUND        MONEY FUND
                                                                         ---------------   --------------
ASSETS
    Investments at value (Cost $9,881,929 and $13,712,124,
      respectively) (Note 1)                                             $     9,881,929   $   13,712,124
    Repurchase agreement at value (Cost $1,580,000 and $0,
      respectively) (Note 1)                                                   1,580,000               --
    Cash                                                                             201          110,878
    Interest receivable                                                           33,244           43,254
    Receivable for fund shares sold                                               20,537        7,147,817
    Receivable from investment adviser (Note 2)                                    9,110            9,431
    Prepaid expenses                                                              20,444           21,245
                                                                         ---------------   --------------
      Total Assets                                                            11,545,465       21,044,749
                                                                         ---------------   --------------
LIABILITIES
    Administrative services fee payable (Note 2)                                   2,496            2,909
    Distribution fee payable (Note 2)                                              2,501            2,756
    Payable for fund shares redeemed                                             111,152               --
    Trustees' fee payable                                                             47               45
    Other accrued expenses payable                                                39,217           40,370
                                                                         ---------------   --------------
      Total Liabilities                                                          155,413           46,080
                                                                         ---------------   --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 3)                                      11,391           21,002
    Paid-in capital (Note 3)                                                  11,378,060       20,981,364
    Accumulated net realized gain (loss) on investments                              601           (3,697)
                                                                         ---------------   --------------
      Net Assets                                                         $    11,390,052   $   20,998,669
                                                                         ===============   ==============
    Shares outstanding                                                        11,390,790       21,002,296
                                                                         ---------------   --------------
    Net asset value, offering price, and redemption price per share      $          1.00   $         1.00
                                                                         ===============   ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

                                                                         U.S. GOVERNMENT     MUNICIPAL
                                                                           MONEY FUND        MONEY FUND
                                                                         ---------------   --------------
INTEREST INCOME (Note 1)                                                 $       116,807   $      110,130
                                                                         ---------------   --------------
EXPENSES
    Investment advisory fees (Note 2)                                             41,543           44,619
    Administrative services fees (Note 2)                                         17,617           19,786
    Distribution fees Class A (Note 2)                                            25,965           27,887
    Legal fees                                                                    17,926           23,952
    Transfer agent fees                                                            8,681            2,416
    Audit fees                                                                     8,412            8,814
    Registration fees                                                              8,129            9,085
    Printing fees (Note 2)                                                         6,983            6,277
    Insurance expense                                                              6,379            7,110
    Trustees' fees                                                                 3,157            3,155
    Custodian fees                                                                 2,815            2,158
    Miscellaneous expense                                                          5,263            5,657
                                                                         ---------------   --------------
      Total expenses                                                             152,870          160,916
    Less: fees waived and expense reimbursed (Note 2)                            (59,557)         (73,609)
                                                                         ---------------   --------------
      Net expenses                                                                93,313           87,307
                                                                         ---------------   --------------
       Net investment income                                                      23,494           22,823
                                                                         ---------------   --------------
NET REALIZED GAIN FROM INVESTMENTS                                                   601               --
                                                                         ---------------   --------------
    Net increase in net assets resulting from operations                 $        24,095   $       22,823
                                                                         ===============   ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                         U.S. GOVERNMENT MONEY FUND                MUNICIPAL MONEY FUND
                                                     -----------------------------------    -----------------------------------
                                                       FOR THE SIX                            FOR THE SIX
                                                      MONTHS ENDED        FOR THE YEAR       MONTHS ENDED        FOR THE YEAR
                                                     APRIL 30, 2004          ENDED          APRIL 30, 2004          ENDED
                                                       (UNAUDITED)      OCTOBER 31, 2003      (UNAUDITED)      OCTOBER 31, 2003
                                                     ---------------    ----------------    ---------------    ----------------
FROM OPERATIONS
  Net investment income                              $        23,494    $        147,434    $        22,823    $        113,510
  Net realized gain (loss) from investments                      601               2,917                 --              (3,697)
                                                     ---------------    ----------------    ---------------    ----------------
   Net increase in net assets resulting
     from operations                                          24,095             150,351             22,823             109,813
                                                     ---------------    ----------------    ---------------    ----------------
FROM DIVIDENDS
  Dividends from net investment income                       (26,411)           (151,366)           (22,823)           (121,221)
                                                     ---------------    ----------------    ---------------    ----------------
   Net decrease in net assets resulting
     from dividends                                          (26,411)           (151,366)           (22,823)           (121,221)
                                                     ---------------    ----------------    ---------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 3)
  Proceeds from sale of shares                            30,180,319         102,786,071         58,610,680         121,114,088
  Reinvestment of dividends                                   26,178             150,216             22,796             121,069
  Net asset value of shares redeemed                     (42,260,390)       (127,332,044)       (58,459,715)       (148,195,864)
                                                     ---------------    ----------------    ---------------    ----------------
   Net increase (decrease) in net assets
     from capital share transactions                     (12,053,893)        (24,395,757)           173,761         (26,960,707)
                                                     ---------------    ----------------    ---------------    ----------------
  Net increase (decrease) in net assets                  (12,056,209)        (24,396,772)           173,761         (26,972,115)
NET ASSETS
  Beginning of period                                     23,446,261          47,843,033         20,824,908          47,797,023
                                                     ---------------    ----------------    ---------------    ----------------
  End of period                                      $    11,390,052    $     23,446,261    $    20,998,669    $     20,824,908
                                                     ===============    ================    ===============    ================
  Undistributed Net Investment Income                $            --    $          2,917    $            --    $             --
                                                     ===============    ================    ===============    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share(1) of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2004      --------------------------------------------------------------
                                                (UNAUDITED)           2003         2002         2001         2000         1999
                                               --------------      ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period         $       1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                               --------------      ----------   ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS
Net investment income                                  0.0012          0.0045       0.0110       0.0410       0.0530       0.0420
Net gain on investments
  (both realized and unrealized)                       0.0001          0.0001       0.0002           --           --           --
                                               --------------      ----------   ----------   ----------   ----------   ----------
    Total from investment operations                   0.0013          0.0046       0.0112       0.0410       0.0530       0.0420
                                               --------------      ----------   ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                (0.0013)        (0.0046)     (0.0110)     (0.0410)     (0.0530)     (0.0420)
  Distributions from net realized gains                    --              --      (0.0002)          --           --           --
                                               --------------      ----------   ----------   ----------   ----------   ----------
      Total dividends and distributions               (0.0013)        (0.0046)     (0.0112)     (0.0410)     (0.0530)     (0.0420)
                                               --------------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $       1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                               ==============      ==========   ==========   ==========   ==========   ==========
      Total return(2)                                    0.13%           0.46%        1.11%        4.19%        5.39%        4.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000s omitted)       $       11,390      $   23,446   $   47,843   $   81,478   $   59,926   $   59,877
    Ratio of expenses to average net assets              0.90%(3)        0.90%        0.90%        0.90%        0.90%        0.90%
    Ratio of net investment income to average
      net assets                                         0.23%(3)        0.47%        1.12%        4.10%        5.26%        4.19%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     0.57%(3)        0.32%        0.19%        0.08%        0.09%        0.19%

(1) The name of the Class was changed to Class A from Common Class on February 28, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for period less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share(1) of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2004      --------------------------------------------------------------
                                                (UNAUDITED)           2003         2002         2001         2000         1999
                                               --------------      ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period         $       1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                               --------------      ----------   ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment income                                0.0010          0.0029       0.0076       0.0240       0.0320       0.0230
  Net gain on investments                                  --          0.0002           --           --           --           --
                                               --------------      ----------   ----------   ----------   ----------   ----------
      Total from investment operations                 0.0010          0.0031       0.0076       0.0240       0.0320       0.0230
                                               --------------      ----------   ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                (0.0010)        (0.0031)     (0.0076)     (0.0240)     (0.0320)     (0.0230)
  Distributions from net realized gains                    --              --      (0.0000)(2)       --           --           --
                                               --------------      ----------   ----------   ----------   ----------   ----------
      Total dividends and distributions               (0.0010)        (0.0031)     (0.0076)     (0.0240)     (0.0320)     (0.0230)
                                               --------------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $       1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                               ==============      ==========   ==========   ==========   ==========   ==========
      Total return(3)                                    0.10%           0.31%        0.76%        2.40%        3.23%        2.37%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)       $       20,999      $   20,825   $   47,797   $   73,444   $   56,488   $   44,347
  Ratio of expenses to average net assets                0.78%(4)        0.87%        0.90%        0.90%        0.90%        0.90%
  Ratio of net investment income to average
    net assets                                           0.20%(4)        0.32%        0.77%        2.38%        3.17%        2.33%
  Decrease reflected in above operating
    expense ratios due to waivers/
    reimbursements                                       0.66%(4)        0.27%          --         0.10%        0.09%        0.14%

(1) The name of the Class was changed to Class A from Common Class on February 28, 2003.

(2)  This amount represents less than ($0.0001) per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for period less than one year are not annualized.

(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Opportunity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of three investment funds. The accompanying financial statements and notes are those of the Credit Suisse U.S. Government Money Fund ("U.S. Government Money") and the Credit Suisse Municipal Money Fund ("Municipal Money") (each, a "Fund" and collectively, the "Funds"). The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

   The investment objective of U.S. Government Money is maximum current income, consistent with liquidity and safety of principal. The investment objective of Municipal Money is maximum current income exempt from federal income taxes, consistent with liquidity and safety of principal.

   Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined at 12:00 p.m. eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Fund's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Trustees has established procedures intended to stabilize each Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of the investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. The Funds account separately for the assets, liabilities and operations of each Fund. Expenses directly attributed to each Fund are charged to that Fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

   C) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Funds may declare and pay short-term capital gains, if any, periodically as the Board of Trustees determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is the Fund's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule, computed daily and payable monthly on each Fund's average daily net assets:

          AVERAGE DAILY NET ASSETS                        ANNUAL RATE
          ------------------------             ---------------------------------
          First $1 billion                     0.40% of average daily net assets
          Over $1 billion                      0.35% of average daily net assets

   For the six months ended April 30, 2004, investment advisory fees earned and voluntarily waived were as follows:

                               GROSS                         NET
                             ADVISORY                      ADVISORY        EXPENSE
   FUND                         FEE          WAIVER          FEE        REIMBURSEMENT
   ---------------------     ---------     ----------      --------     -------------
   U.S. Government Money     $  41,543     $  (41,543)      $  --        $  (18,014)
   Municipal Money              44,619        (44,619)         --           (28,990)

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were as follows:

          FUND                                     CO-ADMINISTRATION FEE
          ---------------------                    ----------------------
          U.S. Government Money                         $  10,386
          Municipal Money                                  11,155

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

          AVERAGE DAILY NET ASSETS                         ANNUAL RATE
          ------------------------             ----------------------------------
          First $5 billion                     0.050% of average daily net assets
          Next $5 billion                      0.035% of average daily net assets
          Over $10 billion                     0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

          FUND                                     CO-ADMINISTRATION FEE
          ---------------------                    ---------------------
          U.S. Government Money                         $  7,231
          Municipal Money                                  8,631

   In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares. Pursuant to an amended distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act and approved by each Fund's shareholders at a special meeting held on April 11, 2003 and the Distribution Agreement with CSAMSI, each Fund currently pays CSAMSI distribution and service fees for the sales and servicing of Class A shares. The maximum amount payable by each Fund under its 12b-1 Plan for distributing shares is 0.40% of its average daily net assets. Each Fund pays these fees at the annual rate of 0.25% of its average net assets. Prior to May 1, 2003, each Fund made payments under a prior distribution plan to reimburse CSAMSI for its payments to broker-dealers of initial concessions on ongoing maintenance fees on sales of its shares. Such fees were paid at the annual rate of 0.20% and 0.10% of the average daily net assets of U.S. Government Money and Municipal Money, respectively.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid for its services by the Funds as follows:

          FUND                                             AMOUNT
          ---------------------                           --------
          U.S. Government Money                           $  2,418
          Municipal Money                                    2,418

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue an unlimited number of Class A shares of beneficial interest at $.001 par value per share. Transactions in capital shares of each Fund were as follows ($1.00 per share):

                                                          U.S. GOVERNMENT MONEY
                                             -----------------------------------------------
                                              FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                             APRIL 30, 2004 (UNAUDITED)    OCTOBER 31, 2003
                                             --------------------------   ------------------
Shares sold                                          30,180,319              102,786,071
Shares issued in reinvestment of dividends               26,178                  150,216
Shares redeemed                                     (42,260,390)            (127,332,044)
                                             --------------------------   ------------------
Net decrease                                        (12,053,893)             (24,395,757)
                                             ==========================   ==================

NOTE 3. CAPITAL SHARE TRANSACTIONS

                                                             MUNICIPAL MONEY
                                             -----------------------------------------------
                                              FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                             APRIL 30, 2004 (UNAUDITED)    OCTOBER 31, 2003
                                             --------------------------   ------------------
Shares sold                                          58,610,680              121,114,088
Shares issued in reinvestment of dividends               22,796                  121,069
Shares redeemed                                     (58,459,715)            (148,195,864)
                                             --------------------------   ------------------
Net increase (decrease)                                 173,761              (26,960,707)
                                             ==========================   ==================

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Funds was as follows:

                                     NUMBER OF      APPROXIMATE PERCENTAGE
           FUND                     SHAREHOLDERS     OF OUTSTANDING SHARES
           ---------------------    ------------    ----------------------
           U.S. Government Money          2                  77%
           Municipal Money                1                  95%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 4. CONTINGENCIES

   In the normal course of business, each Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 5. PROPOSED REORGANIZATION

   On May 19, 2004, the U.S. Government Money Fund's Board of Trustees approved a proposed reorganization (the "Reorganization") whereby all of the U.S. Government Money Fund's assets and liabilities would be transferred to Credit Suisse Cash Reserve Fund (the "Acquiring Fund") in exchange for shares of the U.S. Government Money Fund. The U.S. Government Money Fund would then be liquidated and shares of the Acquiring Fund would be distributed to the U.S. Government Money Fund's shareholders.

   If the Reorganization is completed, each shareholder of the U.S. Government Money Fund would become a shareholder of the Acquiring Fund and would receive on a tax-free basis shares of the Acquiring Fund with the same aggregate net asset value as their shares of beneficial interest of the U.S. Government Money Fund. The Reorganization will only be completed after certain conditions have been met.

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

PROXY POLICY NOTICE (unaudited)

   The policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Funds' website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGMN-3-0404

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2004
(unaudited)


- CREDIT SUISSE
  HIGH INCOME FUND


The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. BOX 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the share classes of Credit Suisse High Income Fund(1) (the "Fund") generated returns as follows: Common shares gained 5.87%, Class A shares (without sales charge) gained 5.75%(2), Class B shares (without sales charge) gained 5.23%(2), and Class C shares (without sales charge) also gained 5.23%(2). By contrast, the Citigroup High-Yield Market Index(3) gained 5.51%, and the Lipper High Yield Bond Funds Index(3) (which includes only similar funds) gained 5.28%.

   The strength that characterized the broad high yield market (to which we refer generically as "high yield") in 2003 persisted into January 2004, and then cooled off a bit through the end of the Fund's fiscal half-year in April.

   The underlying economic environment remained supportive. As measured by a number of statistical indicators, the economy kept growing at a healthy pace. Since rising economic activity tends to bode well for companies' ability to generate the revenues and cash flow needed to service their debt, investors thus appeared to stay confident about the creditworthiness of high yield issuers.

   Monetary policy had mixed implications for high yield. Nominal short-term interest rates were unchanged at the historically low level of 1.00%, and the Federal Reserve seemed comfortable during most of the half-year with keeping them there. While this was widely interpreted at the time by fixed income buyers as a desirable sign of stability, it also signalled that the Fed thought the economy was unlikely to experience rapid growth in the near term, which was less bullish for high yield.

   The supply/demand picture was also mixed. The level of new issuance remained vigorous well into 2004, but cash flows for high yield mutual funds turned negative in February and kept going downward in March and April.

   It's worth mentioning that high yield declined only modestly in April, a month in which prices of most other financial assets fell sharply in response to new data that led most investors to the conclusion that the Fed would have to raise interest rates and do so sooner than previously anticipated. As we see it, investors chose to construe the potential for higher rates as an indication that the US economy would remain strong, which augured well for high yield issuers' ability to service their debt. Additional positives for high yield in April included the generally upbeat tone of quarterly corporate earnings announcements, and an ongoing decline in high yield default rates.

   We attribute the Fund's outperformance of the broad high yield market (i.e., as represented by the Citigroup High-Yield Market Index, abbreviated as CHYMI) to our positioning in a variety of industry sectors. Our positioning was especially effective in three of the latter; in each case, we enjoyed the benefits of an overweight (i.e., above-benchmark) allocation as the sector's return outpaced CHYMI, and effective security selection.

   - Wireless telecom: we overweighted several local Sprint and AT&T affiliate operators [Note: the Fund does not hold securities of Sprint or AT&T themselves, both of which are rated investment-grade], which benefited from industry consolidation and company-specific developments, and underweighted one of the sector's biggest high yield issuers, whose bond valuations had risen to levels we considered unsustainably high.

   - Health care facilities/supplies: we benefited from what we owned (i.e., debt of companies across the health care spectrum that performed well) and did not own (i.e., securities of one of the sector's biggest companies, which suffered from accounting improprieties and governance problems).

   - Gaming: our security selection emphasized an assortment of names that ended up performing well, and we held little exposure to companies based in Atlantic City, where the operating climate was weak.

   Relative results were least favorable in utilities, energy trading companies and satellite communications. In utilities, we felt that industry fundamentals were not sufficiently encouraging and valuations were unsustainably high, and preferred instead to maintain below-market exposure and choose our holdings very selectively. Utilities outperformed CHYMI during the half-year. In energy trading, we avoided the sector's two biggest companies based on our ongoing skepticism about their fundamentals, but their bonds attracted speculative buying and ended up outperforming CHYMI. One of our biggest satellite positions was in a company whose bond prices fluctuated greatly, and ultimately fell, on takeover speculation in the wake of the acquisition of one of the industry's biggest players.

Credit Suisse High Yield Management Team

Michael Buchanan
Richard J. Lindquist
Misia K. Dudley
Philip L. Schantz
Mary Ann Thomas
John M. Tobin
John F. Dessauer
Michael J. Dugan

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                           SINCE      INCEPTION
                                1 YEAR       5 YEARS     INCEPTION      DATE
                               ---------    ---------    ---------    ---------
Common Class                     18.54%          --        7.28%       8/01/00
Class A Without
  Sales Charge                   18.41%        5.88%       6.30%       3/08/99
Class A With Maximum
  Sales Charge                   12.75%        4.85%       5.28%       3/08/99
Class B Without CDSC             17.56%        4.99%       5.41%       3/08/99
Class B With CDSC                13.56%        4.99%       5.41%       3/08/99
Class C Without CDSC             17.55%          --        5.69%       2/28/00
Class C With CDSC                16.55%          --        5.69%       2/28/00

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                           SINCE      INCEPTION
                                1 YEAR       5 YEARS     INCEPTION      DATE
                               ---------    ---------    ---------    ---------
Common Class                     14.07%          --        7.12%       8/01/00
Class A Without
  Sales Charge                   13.93%        5.44%       6.19%       3/08/99
Class A With Maximum
  Sales Charge                    8.52%        4.41%       5.19%       3/08/99
Class B Without CDSC             12.95%        4.57%       5.30%       3/08/99
Class B With CDSC                 8.95%        4.57%       5.30%       3/08/99
Class C Without CDSC             12.95%          --        5.55%       2/28/00
Class C With CDSC                11.95%          --        5.55%       2/28/00

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 0.76%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 1.23%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 4.23%.
(3) The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS (95.5%)
AEROSPACE (2.0%)
   $      650   Aviall, Inc., Senior Notes
                 (Callable 7/01/07 @ $103.81)                               (BB , B1)     07/01/11          7.625   $    685,750
          750   BE Aerospace, Inc., Series B, Senior Subordinated
                 Notes (Callable 3/01/05 @ $100.00)                        (B- , Caa3)    03/01/08          8.000        720,000
          587   Hexcel Corp., Global Company Guaranteed Notes
                 (Callable 4/01/06 @ $104.94)                               (B , B3)      10/01/08          9.875        650,103
          950   L-3 Communications Corp., Global Company
                 Guaranteed Notes (Callable 7/15/08 @ $103.06)             (BB- , Ba3)    07/15/13          6.125        950,000
          620   Sequa Corp., Senior Notes                                  (BB- , B1)     08/01/09          9.000        688,200
          250   Sequa Corp., Series B, Senior Notes                        (BB- , B1)     04/01/08          8.875        273,750
          750   Titan Corp., Rule 144A, Senior Subordinated
                 Notes (Callable 5/15/07 @ $104.00)++                       (B , B2)      05/15/11          8.000        858,750
          250   TransDigm, Inc., Global Company Guaranteed
                 Notes (Callable 7/15/06 @ $106.28)                         (B- , B3)     07/15/11          8.375        265,625
                                                                                                                    ------------
                                                                                                                       5,092,178
                                                                                                                    ------------
AIRLINES (0.0%)
          100   American Airlines, Inc., Series 01-2, Pass Thru
                 Certificates                                               (BB , B1)     10/01/06          7.800         95,002
                                                                                                                    ------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (2.7%)
          750   Asbury Automotive Group, Inc., Global Company
                Guaranteed Notes (Callable 6/15/07 @ $104.50)               (B , B3)      06/15/12          9.000        783,750
          990   Collins & Aikman Products Co.,
                 Company Guaranteed Notes                                   (B- , B3)     04/15/06         11.500        985,050
          250   Collins & Aikman Products Co., Global Company
                 Guaranteed Notes (Callable 12/31/06 @ $105.38)             (B- , B2)     12/31/11         10.750        260,000
          400   Cummins, Inc., Global Senior Notes
                 (Callable 12/01/06 @ $104.75)                             (BB+ , Ba2)    12/01/10          9.500        466,000
          500   Group 1 Automotive, Inc., Senior Subordinated
                 Notes (Callable 8/15/08 @ $104.12)                         (B+ , B1)     08/15/13          8.250        548,750
          200   Holley Performance Products, Inc., Series B,
                 Company Guaranteed Notes
                 (Callable 9/15/04 @ $104.08)                             (CCC- , Caa3)   09/15/07         12.250        161,000
          700   J. L. French Automotive Castings, Inc., Series B,
                 Company Guaranteed Notes
                 (Callable 6/01/04 @ $105.75)                             (CCC , Caa1)    06/01/09         11.500        490,000
          620   Metaldyne Corp., Global Company Guaranteed
                 Notes (Callable 6/15/07 @ $105.50)                        (B , Caa1)     06/15/12         11.000        530,100
          250   Metaldyne Corp., Rule 144A, Senior Notes
                 (Callable 11/01/08 @ $105.00)++                            (B , B3)      11/01/13         10.000        243,750
          350   Motor Coach Industries International, Inc.,
                 Company Guaranteed Notes
                 (Callable 5/01/04 @ $105.62)                               (CC , Ca)     05/01/09         11.250        159,687
          100   Roller Bearing Company of America, Inc.,
                 Series B, Company Guaranteed Notes
                 (Callable 6/15/04 @ $101.60)                             (CCC+ , Caa1)   06/15/07          9.625         98,000

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
AUTOMOBILE MANUFACTURING/VEHICLE PARTS
   $      500   Stanadyne Corp., Series B, Company Guaranteed
                 Notes (Callable 12/15/04 @ $101.71)                        (B , B3)      12/15/07         10.250   $    502,500
          900   Tenneco Automotive, Inc., Series B, Global Secured
                 Notes (Callable 7/15/08 @ $105.13)                        (CCC+ , B2)    07/15/13         10.250      1,041,750
          520   TRW Automotive, Global Senior Subordinated
                 Notes (Callable 2/15/08 @ $105.50)                        (BB- , B2)     02/15/13         11.000        621,400
                                                                                                                    ------------
                                                                                                                       6,891,737
                                                                                                                    ------------
BANKING (0.2%)
          480   Sovereign Bancorp, Inc., Senior Notes                     (BBB- , Baa3)   11/15/06         10.500        560,194
                                                                                                                    ------------
BROADBAND (1.4%)
          500   Atlantic Broadband Finance LLC, Rule 144A,
                 Senior Subordinated Notes
                 (Callable 1/15/09 @ $104.69)++                           (CCC+ , Caa1)   01/15/14          9.375        487,500
          550   Call-Net Enterprises, Inc., Yankee Company
                 Guaranteed Notes (Callable 1/01/06 @ $105.31)             (B , Caa3)     12/31/08         10.625        565,125
        1,000   Level 3 Communications Corp., Senior Discount
                 Notes (Callable 12/01/04 @ $103.50)+                      (CC , Caa2)    12/01/08         10.500        710,000
          555   Level 3 Communications Corp., Senior Notes
                 (Callable 5/01/04 @ $103.04)                              (CC , Caa2)    05/01/08          9.125        399,600
          750   Level 3 Financing, Inc., Rule 144A, Senior Notes
                 (Callable 10/15/07 @ $105.38)++                          (CCC- , Caa2)   10/15/11         10.750        667,500
          750   Primus Telecommunications Group, Inc., Rule 144A,
                 Senior Notes (Callable 1/15/09 @ $104.00)++               (CCC , B3)     01/15/14          8.000        693,750
                                                                                                                    ------------
                                                                                                                       3,523,475
                                                                                                                    ------------
BROADCAST/OUTDOOR (2.3%)
          608   Allbritton Communications Co., Global Senior
                 Subordinated Notes (Callable 12/15/07 @ $103.88)           (B- , B3)     12/15/12          7.750        623,200
          449   Corus Entertainment, Inc., Global Senior
                 Subordinated Notes (Callable 3/01/07 @ $104.38)            (B+ , B1)     03/01/12          8.750        497,267
          324   Emmis Communications Corp., Senior Discount
                 Notes (Callable 3/15/07@ $104.17)+                         (B- , B3)     03/15/11          0.000        325,620
          125   Emmis Communications Corp., Series B, Company
                 Guaranteed Notes (Callable 3/15/05 @ $102.71)              (B- , B2)     03/15/09          8.125        131,094
          250   Entravision Communications Corp., Global
                 Company Guaranteed, Senior Subordinated
                 Notes (Callable 3/15/06 @ $104.06)                         (B- , B3)     03/15/09          8.125        266,250
          150   Gray Television, Inc., Global Company Guaranteed
                 Notes (Callable (12/15/06 @ $104.62)                       (B- , B2)     12/15/11          9.250        168,750
          700   LIN Television Corp., Global Senior Subordinated
                 Notes (Callable 5/15/08 @ $103.25)                         (B , B1)      05/15/13          6.500        693,000
          850   Nexstar Finance Holdings LLC., Global Senior
                 Discount Notes (Callable 4/01/08 @ $105.69)+              (B- , Caa1)    04/01/13          0.000        633,250
          650   Paxson Communications Corp., Global Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 1/15/06 @ $106.12)+                            (CCC+ , Caa1)   01/15/09          0.000        567,125

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
BROADCAST/OUTDOOR
   $      150   Salem Communications Holding Corp., Series B,
                 Global Company Guaranteed Notes
                 (Callable 7/01/06 @ $104.50)                               (B- , B3)     07/01/11          9.000   $    163,500
          100   Sinclair Broadcast Group, Inc., Global Company
                 Guaranteed Notes (Callable 12/15/06 @ $104.38)             (B , B2)      12/15/11          8.750        110,500
          250   Southern Star Centennial Corp., Global Secured
                 Notes (Callable 8/01/07 @ $104.25)                         (B+ , B1)     08/01/10          8.500        276,250
          500   Spanish Broadcasting System, Inc.,
                 Global Company Guaranteed Notes
                 (Callable 11/01/04 @ $104.81)                            (CCC+ , Caa1)   11/01/09          9.625        531,250
          500   Susquehanna Media Co., Rule 144A,
                 Global Senior Subordinated Notes
                 (Callable 4/15/08 @ $103.69)++                             (B , B1)      04/15/13          7.375        530,625
          300   Videotron Ltee, Global Company Guaranteed
                 Notes (Callable 1/15/09 @ $103.44)                        (B+ , Ba3)     01/15/14          6.875        304,500
                                                                                                                    ------------
                                                                                                                       5,822,181
                                                                                                                    ------------
BUILDING PRODUCTS (2.3%)
          150   Airxcel, Inc., Series B, Senior Subordinated
                 Notes (Callable 11/15/04 @ $101.83)                      (CCC+ , Caa1)   11/15/07         11.000        150,000
          250   Associated Materials, Inc., Global Company
                 Guaranteed Notes (Callable 4/15/07 @ $104.88)              (B- , B3)     04/15/12          9.750        280,000
          282   Atrium Companies, Inc., Series B, Company
                 Guaranteed Notes (Callable 5/01/04 @ $105.25)              (B- , B3)     05/01/09         10.500        297,862
          190   Building Materials Corporation of America,
                 Series B, Company Guaranteed Notes                         (B+ , B2)     12/01/08          8.000        190,475
          566   Building Materials Corporation of America,
                 Series B, Senior Notes                                     (B+ , B2)     07/15/05          7.750        575,905
          900   Building Materials Corporation of America,
                 Unsecured Senior Notes                                     (B+ , B2)     10/15/07          8.000        902,250
          250   Collins & Aikman Floorcovering, Global Company
                 Guaranteed Notes (Callable 2/15/06 @ $104.88)              (B , B2)      02/15/10          9.750        266,250
          440   Dayton Superior Corp., Company Guaranteed
                 Notes (Callable 6/15/07 @ $102.17)                       (CCC+ , Caa2)   06/15/09         13.000        323,400
          400   Dayton Superior Corp., Global Secured Notes
                 (Callable 6/15/06 @ $105.62)                               (B , B3)      09/15/08         10.750        402,000
          177   Interface, Inc., Global Senior Notes                       (B- , Caa1)    02/01/10         10.375        198,904
          250   Interface, Inc., Rule 144A, Senior Subordinated
                 Notes (Callable 2/01/09 @ $104.75)++                      (B- , Caa1)    02/01/14          9.500        252,500
          800   Jacuzzi Brands, Inc., Global Secured Notes
                 (Callable 7/01/07 @ $104.81)                               (B , B3)      07/01/10          9.625        900,000
        1,000   Nortek Holdings, Inc., Rule 144A, Senior Notes
                 (Callable 11/15/07 @ $105.00)++ +                         (B- , Caa1)    05/15/11         10.000        752,500
          430   Nortek Holdings, Inc., Series B, Global Senior
                 Subordinated Notes (Callable 6/15/06 @ $104.94)            (B- , B3)     06/15/11          9.875        484,825
                                                                                                                    ------------
                                                                                                                       5,976,871
                                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
CABLE (4.5%)
   $      260   Adelphia Communications Corp.,
                 Series B, Senior Notes##                                   (NR , NR)     07/15/04         10.500   $    287,300
          500   Adelphia Communications Corp.,
                 Series B, Senior Notes##                                   (NR , NR)     02/15/04          9.500        526,250
        1,250   Cablevision Systems New York Group,
                 Rule 144A, Senior Notes++                                  (B+ , B3)     04/15/12          8.000      1,259,375
          150   Century Communications Corp., Senior Notes##                (NR , NR)     10/01/07          8.750        166,500
        1,250   Charter Communications Holdings LLC,
                 Senior Notes (Callable 4/01/05 @ $102.88)                 (CCC- , Ca)    04/01/09          8.625      1,043,750
          500   Comcast UK Cable Partners, Ltd.,
                 Yankee Debentures                                         (C , Caa2)     11/15/07          1.000        503,750
          250   CSC Holdings, Inc., Debentures                             (BB- , B1)     07/15/18          7.625        253,750
          275   CSC Holdings, Inc., Senior Notes                           (BB- , B1)     12/15/07          7.875        294,250
          200   CSC Holdings, Inc., Series B, Debentures                   (BB- , B1)     08/15/09          8.125        215,000
          200   CSC Holdings, Inc., Series B, Senior Notes                 (BB- , B1)     07/15/09          8.125        214,500
          390   CSC Holdings, Inc., Series B, Senior Notes                 (BB- , B1)     04/01/11          7.625        407,550
          700   Directv Holdings LLC, Rule 144A, Global Senior
                 Notes (Callable 3/15/08 @ $104.19)++                      (BB- , B1)     03/15/13          8.375        785,750
          880   Insight Communications Company, Inc., Senior
                 Discount Notes (Callable 2/15/06 @ $106.13)+              (B- , Caa2)    02/15/11         12.250        761,200
           20   Insight Midwest/Insight Capital Corp., Global
                 Senior Notes (Callable 11/01/05 @ $105.25)                 (B+ , B2)     11/01/10         10.500         21,900
        1,110   Insight Midwest/Insight Capital Corp., Senior
                 Notes (Callable 10/01/04 @ $104.88)                        (B+ , B2)     10/01/09          9.750      1,176,600
        1,250   Mediacom LLC Capital Corp., Senior Notes
                 (Callable 2/15/06 @ $103.94)                               (B+ , B2)     02/15/11          7.875      1,212,500
          200   Mediacom LLC Capital Corp., Series B,
                 Senior Notes (Callable 4/15/05 @ $101.42)~                 (B+ , B2)     04/15/08          8.500        200,500
          320   Northland Cable Television, Inc., Company
                 Guaranteed Notes (Callable 11/15/04 @ $101.71)            (CC , Caa3)    11/15/07         10.250        321,600
          650   Olympus Communications LP, Series B,
                 Senior Notes (Callable 11/15/04 @ $100.00)##               (NR , NR)     11/15/06         10.630        806,000
          697   Renaissance Media Group LLC, Company
                 Guaranteed Notes (Callable 4/15/05 @ $101.67)+            (CCC+ , B3)    04/15/08         10.000        723,137
          250   Rogers Cable, Inc., Global Secured Notes                  (BBB- , Ba2)    06/15/13          6.250        241,986
          150   Rogers Cablesystems Ltd., Series B,
                 Yankee Senior Notes                                      (BBB- , Ba2)    03/15/05         10.000        159,184
                                                                                                                    ------------
                                                                                                                      11,582,332
                                                                                                                    ------------
CAPITAL GOODS (0.9%)
          800   Case New Holland, Inc., Rule 144A, Senior Notes
                 (Callable 8/01/07 @ $104.63)++                            (BB- , Ba3)    08/01/11          9.250        896,000
          200   Case New Holland, Inc., Rule 144A, Senior Notes
                 (Callable 8/01/07 @ 104.63)++                             (BB- , Ba3)    08/01/11          9.250        224,000
          280   JII Holdings LLC, Rule 144A, Secured Notes
                 (Callable 1/01/05 @ $106.50)++                           (CCC- , Caa2)   04/01/07         13.000        253,400
          600   SPX Corp., Senior Notes                                    (BB+ , Ba3)    06/15/11          6.250        601,500

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY      RATE%          VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
CAPITAL GOODS
   $      200   SPX Corp., Senior Notes
                 (Callable 1/01/08 @ $103.75)                              (BB+ , Ba3)    01/01/13          7.500   $    212,500
                                                                                                                    ------------
                                                                                                                       2,187,400
                                                                                                                    ------------
CHEMICALS (4.2%)
          100   Airgas, Inc., Global Company Guaranteed Notes
                 (Callable 10/01/06 @ $104.56)                             (B+ , Ba2)     10/01/11          9.125        113,500
          780   Applied Extrusion Technologies, Inc.,
                 Series B, Company Guaranteed Notes
                 (Callable 7/01/06 @ $105.38)                             (CCC , Caa1)    07/01/11         10.750        604,500
          640   Avecia Group PLC, Global Company Guaranteed
                 Notes (Callable 7/01/04 @ $105.50)                       (CCC , Caa3)    07/01/09         11.000        512,000
          200   Equistar Chemicals Funding, Global Company
                 Guaranteed Notes                                           (B+ , B2)     09/01/08         10.125        222,500
          800   Equistar Chemicals Funding, Global Senior Notes
                 (Callable 5/01/07 @ $105.31)                               (B+ , B2)     05/01/11         10.625        900,000
           50   Equistar Chemicals Funding, Senior Notes                    (B+ , B2)     02/15/09          8.750         52,875
          350   FMC Corp., Global Senior Secured Notes
                 (Callable 11/01/06 @ $105.13)                             (BB+ , Ba2)    11/01/09         10.250        414,750
          500   HMP Equity Holdings Corp., Bond Units
                 (Callable 11/15/04 @ $64.79)                              (CCC+ , NR)    05/15/08          0.000        395,000
          150   Huntsman ICI Chemicals LLC, Company
                 Guaranteed Notes (Callable 7/01/04 @ $105.06)            (CCC+ , Caa1)   07/01/09         10.125        157,875
          250   Huntsman ICI Chemicals LLC, Senior Discount
                 Notes (Callable 7/01/04 @ $106.69)                       (CCC+ , Caa2)   12/31/09          0.000        126,875
          650   Huntsman LLC, Global Company Guaranteed
                 Notes (Callable 10/15/07 @ $105.81)                        (B , B2)      10/15/10         11.625        718,250
          500   IMC Global, Inc., Global Senior Notes
                 (Callable 8/01/08 @ $105.44)                               (B+ , B1)     08/01/13         10.875        616,250
          250   IMC Global, Inc., Rule 144A, Company Guaranteed
                 Notes (Callable 6/01/06 @ $105.62)++                       (B+ , B1)     06/01/11         11.250        291,250
           50   IMC Global, Inc., Series B, Global Company
                 Guaranteed Notes                                           (B+ , B1)     06/01/08         10.875         59,375
          100   Lyondell Chemical Co., Global Company Guaranteed
                 Notes (Callable 12/15/05 @ $104.75)                        (B+ , B1)     12/15/08          9.500        105,000
        1,000   Lyondell Chemical Co., Global Company
                 Guaranteed Notes (Callable 6/01/08 @ $105.25)              (B+ , B1)     06/01/13         10.500      1,100,000
          150   Lyondell Chemical Co., Senior Secured Notes                 (B+ , B1)     07/15/12         11.125        167,250
          100   Lyondell Chemical Co., Series B, Senior Secured
                 Notes (Callable 5/01/04 @ $104.94)                         (B+ , B1)     05/01/07          9.875        105,500
          600   Nalco Co., Rule 144A, Senior Subordinated Notes
                 (Callable 11/15/08 @ $104.44)++                           (B- , Caa1)    11/15/13          8.875        636,000
          800   PolyOne Corp., Rule 144A, Senior Notes
                 (Callable 5/15/07 @ $105.31)++                            (BB- , B3)     05/15/10         10.625        840,000
          400   Resolution Performance Products LLC,
                 Global Senior Subordinated Notes
                 (Callable 11/15/05 @ $106.75)                            (CCC+ , Caa2)   11/15/10         13.500        334,000

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY      RATE%          VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
CHEMICALS
   $      250   Resolution Performance Products LLC,
                 Global Senior Subordinated Notes
                 (Callable 4/15/06 @ $104.75)                               (B- , B3)     04/15/10          9.500   $    256,250
        1,150   Terra Capital, Inc., Global Secured Notes
                 (Callable 6/01/07 @ $105.75)                              (B- , Caa1)    06/01/10         11.500      1,259,250
          750   United Industries Corp., Series D, Global Company
                 Guaranteed Notes (Callable 4/01/05 @ $103.29)              (B- , B3)     04/01/09          9.875        790,785
                                                                                                                    ------------
                                                                                                                      10,779,035
                                                                                                                    ------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (1.1%)
          350   Block Communications, Inc., Global Company
                 Guaranteed Notes (Callable 4/15/06 @ $104.63)              (B- , B2)     04/15/09          9.250        369,250
          500   FairPoint Communications, Inc., Senior Notes
                 (Callable 3/01/07 @ $105.94)                               (B , B3)      03/01/10         11.875        587,500
          100   FairPoint Communications, Inc., Senior
                 Subordinated Notes (Callable 5/01/05 @ $106.25)           (B- , Caa1)    05/01/10         12.500        110,500
          200   FairPoint Communications, Inc.,
                 Series B, Senior Subordinated Notes
                 (Callable 05/01/04 @ $103.17)                             (B- , Caa1)    05/01/08          9.500        199,000
          750   Qwest Corp., Notes                                         (B- , Ba3)     11/15/08          5.625        731,250
          334   RCN Corp., Senior Discount Notes
                 (Callable 10/15/05 @ $105.06)##                            (NR , Ca)     10/15/07         11.130        168,670
          618   Time Warner Telecom LLC, Senior Notes
                 (Callable 7/15/04 @ $103.25)                              (CCC+ , B3)    07/15/08          9.750        531,050
                                                                                                                    ------------
                                                                                                                       2,697,220
                                                                                                                    ------------
CONSUMER PRODUCTS/TOBACCO (4.5%)
          300   American Greetings Corp., Global Senior
                 Subordinated Notes (Callable 7/15/05 @ $105.88)           (BB+ , Ba2)    07/15/08         11.750        352,500
           40   Armkel, LLC., Global Senior Subordinated Notes
                 (Callable 8/15/05 @ $104.75)                               (B , B2)      08/15/09          9.500         44,000
          200   Central Garden & Pet Co., Senior Subordinated
                 Notes (Callable 2/01/08 @ $104.56)                         (B+ , B2)     02/01/13          9.125        223,000
          750   DIMON, Inc., Senior Notes
                 (Callable 6/01/08 @ $103.87)                              (BB , Ba3)     06/01/13          7.750        736,875
          395   DIMON, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 10/15/06 @ $104.81)            (BB , Ba3)     10/15/11          9.625        424,625
          955   General Binding Corp., Company Guaranteed
                 Notes (Callable 06/01/04 @ $103.13)                       (B- , Caa1)    06/01/08          9.375        975,294
          530   Hockey Company Sports Maska,
                 Global Senior Secured Notes, Units
                 (Callable 4/15/06 @ $105.62)                               (B , B2)      04/15/09         11.250        633,350
          250   Holmes Group, Inc., Series D, Senior Subordinated
                 Notes (Callable 11/15/04 @ $101.65)                       (NR , Caa1)    11/15/07          9.875        255,365
          650   Jarden Corp., Global Company Guaranteed Notes
                 (Callable 5/01/07 @ $104.88)                               (B- , B2)     05/01/12          9.750        734,500
        1,000   Johnsondiversey Holdings, Inc., Global Discount
                 Notes (Callable 5/15/07 @ $105.34)+                        (B , B3)      05/15/13         10.670        765,000

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY      RATE%          VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
CONSUMER PRODUCTS/TOBACCO
   $      950   Johnsondiversey Holdings, Inc., Series B, Global
                 Company Guaranteed Notes
                 (Callable 5/15/07 @ $104.81)                               (B , B2)      05/15/12          9.625   $  1,045,000
          550   National Beef Packing Company LLC., Rule 144A,
                 Senior Notes (Callable 8/01/07 @ $105.25)++                (B , B2)      08/01/11         10.500        594,000
          553   PCA LLC, Global Senior Notes                                (B- , B3)     08/01/09         11.875        622,125
          875   Playtex Products, Inc., Global Company
                 Guaranteed Notes (Callable 6/01/06 @ $104.69)            (CCC+ , Caa2)   06/01/11          9.375        870,625
          500   Prestige Brands, Inc., Rule 144A,
                 Senior Subordinated Notes
                 (Callable 4/15/08 @ $104.63)++                           (CCC+ , Caa1)   04/15/12          9.250        486,250
          400   Reddy Ice Group, Inc, Global Senior Subordinated
                 Notes (Callable 8/01/07 @ $104.44)                         (B- , B3)     08/01/11          8.875        432,000
          750   Remington Arms Co., Rule 144A,
                 Global Company Guaranteed Notes
                 (Callable 2/01/07 @ $105.25)++                            (CCC+ , B2)    02/01/11         10.500        750,000
        1,000   Revlon Consumer Products Corp.,
                 Global Company Guaranteed Notes                            (NR , B2)     12/01/05         12.000      1,130,000
          450   Sealy Mattress Co., Rule 144A, Senior Subordinated
                 Notes (Callable 6/15/09 @ $104.13)++                      (B- , Caa1)    06/15/14          8.250        441,000
                                                                                                                    ------------
                                                                                                                      11,515,509
                                                                                                                    ------------
CONTAINERS (3.5%)
          655   Box USA Holdings, Series B, Senior Secured Notes
                 (Callable 6/01/04 @ $100.00)                              (CCC+ , B3)    06/01/06         12.000        666,463
          800   Constar International, Inc., Senior Subordinated
                 Notes (Callable 12/01/07 @ $105.50)                       (B , Caa1)     12/01/12         11.000        756,000
          600   Crown Cork & Seal Financial PLC,
                 Yankee Company Guaranteed Notes                            (B , B3)      12/15/06          7.000        618,000
          500   Crown Euro Holdings SA, Rule 144A, Global
                 Secured Notes (Callable 3/01/07 @ $104.75)++               (B+ , B1)     03/01/11          9.500        563,125
          600   Crown Euro Holdings SA, Rule 144A, Global
                 Secured Notes (Callable 3/01/08 @ $105.44)++               (B , B2)      03/01/13         10.875        702,000
          195   Graham Packaging Company, Inc., Series B, Senior
                 Discount Notes (Callable 1/15/05 @ $101.79)              (CCC+ , Caa2)   01/15/09         10.750        201,825
          750   Graphic Packaging International Corp.,
                 Global Senior Subordinated Notes
                 (Callable 8/15/08 @ $104.75)                               (B- , B3)     08/15/13          9.500        847,500
          210   Owens-Brockway, Global Company Guaranteed
                 Notes (Callable 2/15/06 @ $104.44)                        (BB- , B2)     02/15/09          8.875        229,162
          750   Owens-Brockway, Rule 144A,
                 Senior Notes (5/15/08 @ $104.13)++                         (B , B3)      05/15/13          8.250        778,125
          400   Owens-Illinois, Inc., Senior Notes                         (B , Caa1)     05/15/07          8.100        411,000
          410   Owens-Illinois, Inc., Senior Notes                         (B , Caa1)     05/15/08          7.350        407,950
          250   Plastipak Holdings, Inc.,
                 Global Company Guaranteed Senior Notes
                 (Callable 9/01/06 @ $105.38)                               (B+ , B3)     09/01/11         10.750        271,250

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
CONTAINERS
   $      250   Pliant Corp., Company Guaranteed Notes
                (Callable 6/01/05 @ $106.50)                               (B- , Caa2)    06/01/10         13.000   $    227,500
          750   Pliant Corp., Global Secured Notes
                 (Callable 6/01/07 @ $105.56)                               (B- , B3)     09/01/09         11.125        802,500
          500   Radnor Holdings Corp., Global Senior Notes
                 (Callable 3/15/07 @ $105.50)                             (CCC+ , Caa1)   03/15/10         11.000        437,500
          200   Tekni-Plex, Inc., Series B, Company Guaranteed
                 Notes (Callable 6/15/05 @ $106.38)                         (B- , B3)     06/15/10         12.750        203,000
          800   U.S. Can Corp., Global Company Guaranteed
                 (Callable 7/15/07 @ $105.44)                              (CCC+ , B3)    07/15/10         10.875        844,000
                                                                                                                    ------------
                                                                                                                       8,966,900
                                                                                                                    ------------
DIVERSIFIED TELECOMMUNICATIONS (0.2%)
          500   Qwest Communications International, Inc.,
                 Rule 144A, Senior Notes
                 (Callable 2/15/09 @ $103.75)++                            (CCC+ , B3)    02/15/14          7.500        461,250
                                                                                                                    ------------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.9%)
          950   PG&E Corp., Rule 144A, Senior Secured Notes
                 (Callable 7/15/06 @ $103.44)++                             (NR , NR)     07/15/08          6.880      1,016,500
          300   Solectron Corp., Senior Notes
                 (Callable 2/15/06 @ $104.81)                               (B+ , B1)     02/15/09          9.625        328,500
          950   Xerox Corp., Senior Notes                                   (B+ , B1)     06/15/10          7.125        969,000
                                                                                                                    ------------
                                                                                                                       2,314,000
                                                                                                                    ------------
ENERGY - OTHER (6.0%)
        1,000   Dynegy Holdings, Inc., Rule 144A, Secured Notes
                 (Callable 7/15/08 @ $105.06)++                             (B- , B3)     07/15/13         10.125      1,100,000
        1,040   Edison Mission Energy, Senior Notes                         (B , B2)      06/15/09          7.730        988,000
          400   EL Paso CGP Co., Notes                                    (CCC+ , Caa1)   02/01/09          6.380        337,000
          750   EL Paso CGP Co., Notes                                    (CCC+ , Caa1)   06/15/10          7.750        652,500
          850   El Paso Corp., Senior Notes                               (CCC+ , Caa1)   05/15/11          7.000        726,750
        1,000   El Paso Natural Gas Co., Rule 144A, Senior Notes
                 (Callable 8/01/07 @ $103.81)++                             (B- , B1)     08/01/10          7.625      1,035,000
          850   El Paso Production Holding Co., Global Company
                 Guaranteed (Callable 6/01/08 @ $103.02)                    (B- , B3)     06/01/13          7.750        811,750
          500   Frontier Oil Corp., Senior Notes
                 (Callable 11/15/04 @ $105.88)                              (B+ , B2)     11/15/09         11.750        552,500
          400   Giant Industries, Inc., Company Guaranteed Notes
                 (Callable 9/01/04 @ $101.50)                               (B- , B3)     09/01/07          9.000        415,500
          250   Giant Industries, Inc., Global Company Guaranteed
                 Notes (Callable 5/15/07 @ $105.50)                         (B- , B3)     05/15/12         11.000        281,250
          360   Gulfterra Energy Partners L.P., Company
                 Guaranteed Notes (Callable 6/01/07 @ $104.25)             (BB- , B1)     06/01/10          8.500        403,200
          134   Gulfterra Energy Partners L.P., Global Company
                 Guaranteed Notes (Callable 12/01/07 @ $105.31)            (BB- , B1)     12/01/12         10.630        165,490
        1,050   Mirant Corp., Rule 144A, Senior Notes##,++                  (D , Ca)      07/15/04          7.400        619,500
          400   North American Energy Partners, Inc., Rule 144A,
                 Senior Notes (Callable 12/01/07 @ $104.38)++               (B+ , B2)     12/01/11          8.750        396,000

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
ENERGY - OTHER
   $      500   Peabody Energy Corp., Senior Notes
                 (Callable 4/15/09 @ $102.94)                              (BB- , Ba3)    04/15/16          5.880   $    467,500
          500   Peabody Energy Corp., Series B, Global Company
                 Guaranteed Notes (Callable 3/15/08 @ $103.44)             (BB- , Ba3)    03/15/13          6.880        522,500
        1,000   Reliant Resources, Inc., Global Secured Notes
                 (Callable 7/15/08 @ $104.75)                               (B , B1)      07/15/13          9.500      1,090,000
          250   SEMCO Energy, Inc., Global Senior Notes                    (BB- , Ba2)    05/15/08          7.125        261,250
          500   SEMCO Energy, Inc., Global Senior Notes
                 (Callable 5/15/08 @ $103.87)                              (BB- , Ba2)    05/15/13          7.750        527,500
          535   Swift Energy Co., Senior Subordinated Notes
                 (Callable 5/01/07 @ $104.69)                               (B , B3)      05/01/12          9.375        596,525
          400   Teco Energy, Inc., Senior Notes                            (BB+ , Ba2)    06/15/10          7.500        411,000
          760   Western Gas Resources, Inc., Company
                 Guaranteed Notes (Callable 6/15/04 @ $105.00)             (BB- , Ba3)    06/15/09         10.000        801,800
          450   Williams Companies, Inc., Notes                             (B+ , B3)     08/01/06          6.500        473,062
          750   Williams Companies, Inc., Notes                             (B+ , B3)     12/01/08          6.500        783,750
          750   Williams Companies, Inc., Senior Notes
                 (Callable 6/01/07 @ $104.31)                               (B+ , B3)     06/01/10          8.625        828,750
                                                                                                                    ------------
                                                                                                                      15,248,077
                                                                                                                    ------------
ENVIRONMENTAL SERVICES (0.2%)
          325   Allied Waste North America, Inc., Rule 144A,
                 Senior Notes (Callable 4/15/09 @ 103.69)++                 (B+ , B2)     04/15/14          7.375        324,188
           24   Allied Waste North America, Inc., Series B,
                 Company Guaranteed Notes
                 (Callable 1/01/05 @ $102.63)                              (BB- , Ba3)    01/01/09          7.875         25,020
          250   Allied Waste North America, Inc., Series B,
                 Global Company Guaranteed Notes                           (BB- , Ba3)    04/01/08          8.750        278,750
                                                                                                                    ------------
                                                                                                                         627,958
                                                                                                                    ------------
FINANCE - OTHER (0.7%)
          500   Corrections Corporation of America, Rule 144A,
                 Senior Notes (Callable 5/01/07 @ $103.75)++                (B , B1)      05/01/11          7.500        526,250
          250   Corrections Corporation of America, Senior Notes
                 (Callable 5/01/07 @ $103.75)                               (B , B1)      05/01/11          7.500        263,125
          100   Senior Housing Properties Trust, Senior Notes              (BB+ , Ba2)    01/15/12          8.625        112,500
        1,000   Ship Finance International, Ltd, Rule 144A, Senior
                 Notes (Callable 12/15/08 @ $104.25)++                      (B , B2)      12/15/13          8.500        970,000
                                                                                                                    ------------
                                                                                                                       1,871,875
                                                                                                                    ------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (3.0%)
          100   Aurora Foods, Inc., Series B, Senior Subordinated
                 Notes (Callable 2/15/05 @ $102.00)##                       (D , Ca)      02/15/07          9.880         85,500
          525   Aurora Foods, Inc., Series B, Senior Subordinated
                 Notes (Callable 7/01/04 @ $104.92)##                       (D , Ca)      07/01/08          8.750        448,875
          700   B & G Foods, Inc., Series D, Global Company
                 Guaranteed Notes (Callable 8/01/04 @ $101.60)              (B- , B3)     08/01/07          9.625        725,956

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
FOOD PROCESSORS/BEVERAGE/BOTTLING
   $      188   Birds Eye Foods, Inc., Company Guaranteed Notes,
                 Senior Subordinated Notes
                 (Callable 11/01/04 @ $103.96)                              (B- , B3)     11/01/08         11.875   $    200,220
          175   Cott Beverages USA, Inc., Global Company
                 Guaranteed Notes (Callable 12/15/06 @ $104.00)             (B+ , B2)     12/15/11          8.000        191,625
           50   Del Monte Corp., Global Senior Subordinated Notes
                 (Callable 12/15/07 @ $104.31)                              (B , B2)      12/15/12          8.625         55,500
          150   Del Monte Corp., Series B, Global Company
                 Guaranteed Notes (Callable 5/15/06 @ $104.63)              (B , B2)      05/15/11          9.250        166,125
          600   Dole Food Company, Inc., Rule 144A, Senior Notes
                 (Callable 3/15/07 @ $104.44)++                            (BB- , B2)     03/15/11          8.875        642,000
          600   Eagle Family Foods, Inc., Series B, Company
                 Guaranteed Notes (Callable 1/15/05 @ $101.46)            (CCC+ , Caa2)   01/15/08          8.750        483,000
          915   Land O' Lakes, Inc., Global Senior Notes
                 (Callable 11/15/06 @ $104.38)                              (B- , B3)     11/15/11          8.750        878,400
          750   Le-Natures, Inc., Rule 144A, Senior Subordinated
                 Notes (Callable 6/15/08 @ $104.50)++                       (B- , B3)     06/15/13          9.500        789,375
          425   Luiginos, Inc., Senior Subordinated Notes
                 (Callable 2/01/05 @ $100.00)                               (B- , B3)     02/01/06         10.000        435,625
          430   National Wine & Spirits, Inc., Company
                 Guaranteed Notes (Callable 1/15/05 @ $103.38)             (CCC+ , B3)    01/15/09         10.125        389,150
          750   Pinnacle Foods Holding, Rule 144A,
                 Senior Subordinated Notes
                 (Callable 12/01/08 @ $104.13)++                            (B , B3)      12/01/13          8.250        786,562
          460   Premier International Foods, Yankee Senior
                 Notes (Callable 9/01/04 @ $106.00)                         (B- , B3)     09/01/09         12.000        499,100
          350   Roundy's, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 6/15/07 @ $104.44)              (B , B2)      06/15/12          8.875        381,500
          200   Smithfield Foods, Inc.,
                 Series B, Global Senior Notes                             (BB , Ba2)     10/15/09          8.000        221,500
          280   Stater Brothers Holdings, Inc., Senior Notes
                 (Callable 8/15/04 @ $102.69)                               (B- , B2)     08/15/06         10.750        294,700
                                                                                                                    ------------
                                                                                                                       7,674,713
                                                                                                                    ------------
GAMING (6.5%)
          910   Ameristar Casinos, Inc., Global Company
                 Guaranteed Notes (Callable 2/15/06 @ $105.38)              (B , B2)      02/15/09         10.750      1,060,150
          950   Argosy Gaming Co., Rule 144A,
                 Senior Subordinated Notes
                 (Callable 1/15/09 @ $103.50)++                             (B+ , B3)     01/15/14          7.000        977,313
          100   Aztar Corp., Global Senior Subordinated Notes
                 (Callable 8/15/06 @ $104.50)                              (B+ , Ba3)     08/15/11          9.000        112,750
          650   Caesars Entertainment, Inc., Senior
                 Subordinated Notes                                        (BB- , Ba2)    02/15/07          9.375        719,875
          750   Choctaw Resort Development Enterprise, Global
                 Senior Notes (Callable 4/01/05 @ $104.63)                 (BB- , B1)     04/01/09          9.250        815,625

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
GAMING
   $      750   Chukchansi Economic Development Authority,
                 Rule 144A, Senior Notes
                 (Callable 10/01/06 @ $113.00)++                            (NR , NR)     06/15/09         14.500   $    937,500
          500   Circus Circus & Eldorado, Global First Mortgage
                 Notes (Callable 3/01/07 @ $105.06)                         (B+ , B1)     03/01/12         10.125        510,000
          775   Coast Hotels & Casinos, Inc., Company
                 Guaranteed Notes (Callable 4/01/05 @ $103.17)              (B , B2)      04/01/09          9.500        818,594
          790   Hard Rock Hotel, Inc., Global Notes
                 (Callable 6/01/08 @ $104.44)                               (B , B3)      06/01/13          8.875        837,400
          450   Herbst Gaming, Inc., Series B, Global Secured
                 Notes (Callable 9/01/05 @ $105.38)                         (B , B2)      09/01/08         10.750        508,500
           75   Horseshoe Gaming Holding Corp.,
                 Series B, Company Guaranteed Notes
                 (Callable 5/15/04 @ $104.31)                               (B+ , B2)     05/15/09          8.625         78,750
          750   Isle of Capri Casinos, Inc., Rule 144A,
                 Senior Subordinated Notes
                 (Callable 3/01/09 @ $103.50)++                             (B , B2)      03/01/14          7.000        738,750
          730   Kerzner International Ltd., Global Company
                 Guaranteed Notes (Callable 8/15/06 @ $104.44)              (B+ , B2)     08/15/11          8.875        813,950
        1,100   Majestic Star Casino LLC, Company Guaranteed
                 Notes (Callable 10/15/07 @ $104.75)                        (B , B2)      10/15/10          9.500      1,157,750
          750   Mandalay Resort Group, Global Senior Notes                 (BB+ , Ba2)    07/31/09          6.500        787,500
           50   Mandalay Resort Group, Senior Notes                        (BB+ , Ba2)    02/01/06          6.450         52,500
          495   Mandalay Resort Group, Series B, Senior
                 Subordinated Notes                                        (BB- , Ba3)    08/01/07         10.250        577,912
          780   MGM Mirage, Inc., Company Guaranteed, Senior
                 Subordinated Notes                                        (BB- , Ba2)    06/01/07          9.750        885,300
           10   Mohegan Tribal Gaming, Global Senior
                 Subordinated Notes (Callable 7/01/06 @ $104.19)           (BB- , Ba3)    07/01/11          8.375         10,950
          600   MTR Gaming Group, Inc., Rule 144A, Company
                 Guaranteed Notes (Callable 4/01/07 @ $104.88)++            (B+ , B2)     04/01/10          9.750        640,500
          250   OED Corporation, Rule 144A, Company
                 Guaranteed Notes (Callable 4/15/08 @ $104.38)++            (B , B2)      04/15/12          8.750        245,625
          150   Peninsula Gaming LLC., Series B, Company
                 Guaranteed Notes (Callable 7/01/04 @ $105.33)              (B , B2)      07/01/06         12.250        162,750
          530   Penn National Gaming, Inc., Company Guaranteed
                 Notes (Callable 3/15/06 @ $104.44)                         (B , B2)      03/15/10          8.875        579,025
          350   Penn National Gaming, Inc.,
                 Series B, Global Company Guaranteed Notes
                 (Callable 3/01/05 @ $105.56)                               (B , B2)      03/01/08         11.125        390,250
          330   Riviera Holdings Corp., Global Company
                 Guaranteed Notes (Callable 6/15/06 @ $105.50)              (B , B2)      06/15/10         11.000        353,100
          941   Waterford Gaming LLC, Rule144A, Senior Notes
                 (Callable 9/15/08 @ $103.55)++                             (B+ , B1)     09/15/12          8.625      1,011,575
          750   Wheeling Islands Gaming, Inc., Global Company
                 Guaranteed Notes (Callable 12/15/05 @ $105.06)             (B+ , B3)     12/15/09         10.125        813,750

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
GAMING
   $      100   Windsor Woodmont Black Hawk,
                 Series B, First Mortgage Notes##                          (CCC+ , NR)    03/15/05         13.000   $     65,500
                                                                                                                    ------------
                                                                                                                      16,663,144
                                                                                                                    ------------
HEALTHCARE FACILITIES/SUPPLIES (4.3%)
          391   Advanced Medical Optics, Inc., Global Senior
                 Subordinated Notes (Callable 7/15/06 @ $104.63)           (BB- , B2)     07/15/10          9.250        427,168
          500   Ardent Health Services, Global Senior Subordinated
                 Notes (Callable 8/15/08 @ $105.00)                         (B- , B3)     08/15/13         10.000        550,000
          500   Beverly Enterprises, Inc., Global Senior Notes              (B+ , B1)     04/15/09          9.625        585,000
          600   Bio-Rad Laboratories, Inc., Global Senior
                 Subordinated Notes (Callable 8/15/08 @ $103.75)           (BB- , Ba3)    08/15/13          7.500        651,000
          600   Concentra Operating Corp., Rule 144A, Company
                 Guaranteed Notes (Callable 8/15/07 @ $104.75)++            (B- , B3)     08/15/10          9.500        669,000
          150   Coventry Health Care, Inc., Global Senior Notes
                 (Callable 2/15/07 @ $104.06)                             (BBB- , Ba1)    02/15/12          8.125        169,500
          350   Extendicare Health Services, Inc., Company
                 Guaranteed Notes (Callable 7/01/06 @ $104.75)              (B , B1)      07/01/10          9.500        390,250
          391   Fisher Scientific International, Inc., Global
                 Senior Subordinated Notes
                 (Callable 5/01/07 @ $104.06)                               (B+ , B2)     05/01/12          8.125        426,190
          850   Fisher Scientific International, Inc., Global
                 Senior Subordinated Notes
                 (Callable 9/01/08 @ $104.00)                               (B+ , B2)     09/01/13          8.000        935,000
          350   Hanger Orthopedic Group, Inc., Global Company
                 Guaranteed Notes (Callable 2/15/06 @ $105.19)##            (B- , B2)     02/15/09         10.375        392,000
          150   Healthsouth Corp., Global Senior Notes                      (NR , NR)     10/01/11          8.375        152,250
          600   Iasis Healthcare Corp., Global Company Guaranteed
                 Notes (Callable 6/15/06 @ $104.25)                         (B- , B3)     10/15/09          8.500        645,000
          240   Insight Health Services Corp., Series B, Company
                 Guaranteed Notes (Callable 11/01/06 @ $104.94)             (B- , B3)     11/01/11          9.875        243,600
          325   Kinetic Concepts, Inc., Global Senior Subordinated
                 Notes (Callable 5/15/08 @ $103.69)                         (B , B3)      05/15/13          7.375        342,875
          750   Medex, Inc., Rule 144A, Senior Subordinated Notes
                 (Callable 5/15/08 @ $104.44)++                             (B- , B3)     05/15/13          8.875        813,750
          250   Medquest, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 8/15/07 @ $105.94)              (B- , B3)     08/15/12         11.875        285,000
          150   Owens & Minor, Inc., Global Company Guaranteed
                 Notes (Callable 7/15/06 @ $104.13)                        (BB- , Ba3)    07/15/11          8.500        167,250
          344   PacifiCare Health Systems, Inc., Global Company
                 Guaranteed Notes (Callable 6/01/06 @ $105.38)             (BB+ , B1)     06/01/09         10.750        401,620
          150   Rotech Healthcare, Inc., Global Company
                 Guaranteed Notes (Callable 4/01/07 @ $104.75)              (B+ , B2)     04/01/12          9.500        160,500
          800   Select Medical Corp., Global Senior Subordinated
                 Notes (Callable 8/01/08 @ $103.75)                         (B , B2)      08/01/13          7.500        850,000
          750   Triad Hospital, Inc., Senior Subordinated Notes
                 (Callable 11/15/08 @ $103.50)                              (B , B3)      11/15/13          7.000        729,375

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
HEALTHCARE FACILITIES/SUPPLIES
   $      250   Triad Hospital, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 5/01/05 @ $104.38)              (B+ , B1)     05/01/09          8.750   $    278,437
          500   Universal Hospital Services, Rule 144A, Senior
                 Notes (Callable 11/01/07 @ $105.06)++                      (B- , B3)     11/01/11         10.125        535,000
          150   Vicar Operating, Inc., Company Guaranteed Notes
                 (Callable 12/01/05 @ $104.94)                              (B- , B3)     12/01/09          9.875        168,000
                                                                                                                    ------------
                                                                                                                      10,967,765
                                                                                                                    ------------
HOME BUILDERS (1.2%)
          380   Beazer Homes USA, Inc., Global Company
                 Guaranteed Notes (Callable 4/15/07 @ $104.19)             (BB , Ba2)     04/15/12          8.375        413,250
          300   D.R. Horton, Inc., Global Company Guaranteed
                 Notes (Callable 4/15/07 @ $104.25)                        (BB+ , Ba1)    04/15/12          8.500        338,250
          100   D.R. Horton, Inc., Senior Notes                            (BB+ , Ba1)    08/15/11          7.875        112,000
           75   D.R. Horton, Inc., Series B,
                 Company Guaranteed Notes                                  (BB+ , Ba1)    12/01/07          7.500         82,125
          200   KB Home, Senior Subordinated Notes                         (BB- , Ba2)    12/15/08          8.625        219,500
          150   Ryland Group, Inc., Senior Subordinated Notes
                 (Callable 6/15/06 @ $104.56)                              (BB+ , Ba2)    06/15/11          9.125        169,875
          250   Technical Olympic USA, Inc., Global Company
                 Guaranteed Notes ( Callable 7/01/06 @ $104.50)            (B+ , Ba3)     07/01/10          9.000        263,750
          300   Technical Olympic USA, Inc., Rule 144A,
                 Subordinated Notes (Callable 3/15/08 @ $103.75)++          (B- , B2)     03/15/11          7.500        289,500
          200   Toll Corp., Senior Subordinated Notes
                 (Callable 12/01/06 @ $104.12)                             (BB+ , Ba2)    12/01/11          8.250        222,000
          350   WCI Communities, Inc., Global Company
                 Guaranteed Notes (Callable 5/01/07 @ $104.56)              (B , Ba3)     05/01/12          9.125        383,250
          500   William Lyon Homes, Inc., Company
                 Guaranteed Notes (Callable 4/01/08 @ $105.38)              (B- , B2)     04/01/13         10.750        577,500
                                                                                                                    ------------
                                                                                                                       3,071,000
                                                                                                                    ------------
INDUSTRIAL - OTHER (1.2%)
          500   Amsted Industries, Inc., Rule 144A, Senior Notes
                 (Callable 10/15/07 @ $105.12)++                            (B , B3)      10/15/11         10.250        567,500
          750   Apogent Technologies, Inc., Global Senior
                 Subordinated Notes (Callable 5/15/08 @ $103.25)           (BB+ , Ba2)    05/15/13          6.500        781,875
          450   GSI Group, Inc., Company Guaranteed Notes
                 (Callable 11/01/04 @ $101.73)                             (NR , Caa1)    11/01/07         10.250        362,250
          350   International Utility Structures, Inc.,
                 Yankee Senior Subordinated Notes
                 (Callable 2/01/05 @ $101.79)##                             (NR , NR)     02/01/08         10.750         64,750
          350   Synagro Technologies, Inc., Global Senior
                 Subordinated Notes (Callable 4/01/06 @ $104.75)            (B , B3)      04/01/09          9.500        379,750
          250   Tom Brown, Inc., Units
                 (Callable 9/15/08 @ $103.62)                              (BB- , Ba3)    09/15/13          7.250        285,000
          650   Tyco International Group SA, Yankee Company
                 Guaranteed Notes                                         (BBB- , Ba2)    11/01/08          6.125        686,956
                                                                                                                    ------------
                                                                                                                       3,128,081
                                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
LEISURE (3.5%)
   $      300   AMC Entertainment, Inc., Global Senior
                 Subordinated Notes (Callable 2/01/07 @ $104.94)          (CCC+ , Caa1)   02/01/12          9.880   $    325,500
          650   AMC Entertainment, Inc., Rule 144A, Senior
                 Subordinated Notes (Callable 3/01/09 @ $104.00)++        (CCC+ , Caa1)   03/01/14          8.000        640,250
          468   AMC Entertainment, Inc., Senior Subordinated
                 Notes (Callable 2/01/05 @ $103.17)                       (CCC+ , Caa1)   02/01/11          9.500        491,400
          750   Bluegreen Corp., Series B, Company Guaranteed
                 Notes (Callable 4/01/05 @ $101.75)                        (CCC+ , B3)    04/01/08         10.500        765,000
          710   Boca Resorts, Inc., Company Guaranteed Notes
                 (Callable 4/15/05 @ $103.29)                               (B- , B2)     04/15/09          9.880        750,825
          800   Booth Creek Ski Holdings, Inc., Series B, Company
                 Guaranteed Notes (Callable 3/15/05 @ $100.00)            (CCC+ , Caa1)   03/15/07         12.500        812,000
          550   Carmike Cinemas Inc, Rule 144A, Senior
                 Subordinated Notes (Callable 2/15/09 @ $103.75)++        (CCC+ , Caa1)   02/15/14          7.500        558,250
          750   Cinemark USA, Inc., Rule 144A, Global Senior
                 Subordinated Notes (Callable 2/01/08 @ $104.50)++          (B- , B3)     02/01/13          9.000        825,000
          500   Cinemark, Inc., Rule 144A, Senior Discount Notes
                 (Callable 3/15/09 @ $104.88)+++                           (B- , Caa1)    03/15/14          9.750        315,625
          400   Icon Health & Fitness, Global Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 4/01/07 @ $105.62)                               (B- , B3)     04/01/12         11.250        452,000
          135   Scientific Games Corp., Series B, Company
                 Guaranteed Notes (Callable 8/15/05 @ $106.25)              (B , B2)      08/15/10         12.500        157,950
          700   Six Flags, Inc., Global Senior Notes                        (B- , B2)     04/15/13          9.750        741,125
          400   Six Flags, Inc., Global Senior Notes
                 (Callable 2/01/06 @ $104.44)                               (B- , B2)     02/01/10          8.875        409,000
          400   Six Flags, Inc., Rule 144A, Senior Notes
                 (Callable 6/01/09 @ $104.81)++                             (B- , B2)     06/01/14          9.625        421,000
          750   Speedway Motorsports, Inc., Global Senior
                 Subordinated Notes (Callable 6/01/08 @ $103.38)           (B+ , Ba2)     06/01/13          6.750        783,750
          600   Town Sports International, Inc., Rule 144A, Senior
                 Notes (Callable 4/15/07 @ $104.81)++                       (B- , B2)     04/15/11          9.625        624,000
                                                                                                                    ------------
                                                                                                                       9,072,675
                                                                                                                    ------------
LODGING (2.0%)
          670   Aztar Corp., Senior Subordinated Notes
                 (Callable 5/15/04 @ $102.96)                              (B+ , Ba3)     05/15/07          8.875        695,125
          100   Caesars Entertainment, Inc.,
                 Senior Subordinated Notes                                 (BB- , Ba2)    12/15/05          7.880        106,500
          340   Extended Stay America, Inc., Senior Subordinated
                 Notes (Callable 3/15/05 @ $101.53)                         (B , B2)      03/15/08          9.150        353,600
          500   Host Marriott Corp., Global Senior Notes
                 (Callable 11/01/08 @ $103.56)                             (B+ , Ba3)     11/01/13          7.125        510,000
          118   Host Marriott Corp., Series B, Company
                 Guaranteed Notes (Callable 8/01/04 @ $102.66)             (B+ , Ba3)     08/01/08          7.875        122,425
          350   Host Marriott Corp., Series I,
                 Global Company Guaranteed Notes                           (B+ , Ba3)     01/15/07          9.500        390,250

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
LODGING
   $      900   Inn of The Mountain Gods, Rule 144A,
                 Senior Notes (Callable 11/15/07 @ $106.00)++              (B , Caa1)     11/15/10         12.000   $    990,000
          200   John Q. Hammons Hotels, Series B, Global Notes,
                 First Mortgage (Callable 5/15/07 @ $104.44)                (B , B2)      05/15/12          8.875        221,000
          250   MeriStar Hospitality Corp., Global Company
                 Guaranteed Notes                                          (CCC+ , B2)    01/15/08          9.000        258,750
          100   MGM Mirage, Inc., Company Guaranteed Notes                 (BB- , Ba2)    02/01/11          8.375        111,000
          700   Prime Hospitality Corp., Series B, Global Senior
                 Subordinated Notes (Callable 5/01/07 @ $104.19)            (B , B2)      05/01/12          8.375        742,000
          500   Sheridan Acquisition Corp., Rule 144A, Secured
                 Notes (Callable 8/15/07 @ $105.13)++                       (B , B1)      08/15/11         10.250        538,125
          100   Starwood Hotels + Resorts Worldwide, Inc.,
                 Global Company Guaranteed Notes                           (BB+ , Ba1)    05/01/12          7.875        109,875
                                                                                                                    ------------
                                                                                                                       5,148,650
                                                                                                                    ------------
MACHINERY (0.3%)
          785   Motors & Gears, Inc., Series D, Senior Notes
                  (Callable 11/15/04 @ $100.00)                           (CCC , Caa1)    11/15/06         10.750        698,650
                                                                                                                    ------------
METALS & MINING (1.5%)
          435   AK Steel Corp., Company Guaranteed Notes
                 (Callable 2/15/05 @ $102.65)                               (B+ , B3)     02/15/09          7.880        402,375
          350   AK Steel Corp., Global Company Guaranteed Notes
                 (Callable 6/15/07 @ $103.88)                               (B+ , B3)     06/15/12          7.750        316,750
          250   Arch Western Finance, Rule 144A, Senior Notes
                 (Callable 7/01/08 @ $103.38)++                            (BB+ , Ba2)    07/01/13          6.750        258,750
          750   Gerdau Ameristeel Corp., Global Senior Notes
                 (Callable 7/15/07 @ $105.38)                               (B , B2)      07/15/11         10.380        847,500
          500   Metallurg, Inc., Series B, Company Guaranteed
                 Notes (Callable 12/01/04 @ $101.83)                        (CC , Ca)     12/01/07         11.000        265,000
          350   UCAR Finance, Inc., Global Company Guaranteed
                 Notes (Callable 2/15/07 @ $105.13)                         (B , B2)      02/15/12         10.250        401,625
        1,500   WCI Steel, Inc., Series B, Senior Notes##                   (NR , NR)     12/01/04         10.000        727,500
          500   Wolverine Tube, Inc., Rule 144A, Senior Notes++             (B+ , B3)     08/01/08          7.375        495,000
                                                                                                                    ------------
                                                                                                                       3,714,500
                                                                                                                    ------------
OIL EQUIPMENT (0.8%)
          750   Key Energy Services, Inc., Senior Notes                    (B+ , Ba3)     05/01/13          6.375        742,500
          500   Parker Drilling Co, Global Senior Notes
                 (Callable 10/01/08 @ $104.81)                              (B- , B2)     10/01/13          9.625        542,500
          420   Parker Drilling Co., Series B, Company Guaranteed
                 Notes (Callable 11/15/04 @ $105.06)                        (B+ , B2)     11/15/09         10.125        452,550
          189   Pride International, Inc., Senior Notes
                 (Callable 5/01/04 @ $101.56)                              (BB , Ba2)     05/01/07          9.375        192,780
                                                                                                                    ------------
                                                                                                                       1,930,330
                                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
PAPER & FOREST PRODUCTS (2.8%)
   $        1   Ainsworth Lumber Co., Ltd., Yankee Senior Notes             (B+ , B1)     07/15/07         12.500   $        590
          440   Appleton Papers, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 12/15/05 @ $106.25)             (B+ , B3)     12/15/08         12.500        497,200
          500   Blue Ridge Paper Products, Rule 144A, Secured
                 Notes (Callable 12/15/06 @ $104.75)++                      (B- , B2)     12/15/08          9.500        457,500
          750   Boise Cascade Corp., Senior Notes
                 (Callable 11/01/08 @ $103.50)                             (BB , Ba2)     11/01/13          7.000        791,037
          250   Caraustar Industries, Inc., Global Company
                 Guaranteed Notes (Callable 4/01/06 @ $105.25)              (B , B2)      04/01/11          9.875        256,250
          250   Georgia-Pacific Corp., Global Company
                 Guaranteed Notes (Callable 2/01/08 @ $104.69)             (BB+ , Ba2)    02/01/13          9.375        291,875
          200   Georgia-Pacific Corp., Notes                               (BB+ , Ba3)    05/15/06          7.500        214,500
          500   Georgia-Pacific Corp., Rule 144A, Senior Notes++           (BB+ , Ba3)    01/15/24          8.000        527,500
          400   Longview Fibre Co., Global Senior Subordinated
                 Notes (Callable 1/15/06 @ $105.00)                         (B+ , B2)     01/15/09         10.000        438,000
          250   MDP Acquisitions PLC, Rule 144A, Global Senior
                 Notes (Callable 10/01/07 @ $104.81)++                      (B , B3)      10/01/12          9.625        282,500
        1,000   Newark Group, Inc., Rule 144A, Senior
                 Subordinated Notes (Callable 3/15/09 @ $104.87)++         (B- , Caa1)    03/15/14          9.750        985,000
          750   Norske Skog, Canada, Ltd., Series D, Global
                 Company Guaranteed Notes
                 (Callable 6/15/06 @ $104.31)                              (BB , Ba3)     06/15/11          8.625        815,625
          150   Stone Container Corp., Global Senior Notes
                 (Callable 2/01/06 @ $104.88)                               (B , B2)      02/01/11          9.750        167,250
          140   Stone Container Corp., Global Senior Notes
                 (Callable 7/01/07 @ $104.19)                               (B , B2)      07/01/12          8.375        151,200
          250   Stone Container Corp., Rule 144A, Company
                 Guaranteed Notes (Callable 8/15/04 @ $100.00)++            (B , B2)      08/15/06         11.500        256,875
          900   Tembec Industries, Inc., Yankee Company
                 Guaranteed Notes (Callable 6/30/04 @ $104.31)             (BB- , Ba3)    06/30/09          8.625        922,500
                                                                                                                    ------------
                                                                                                                       7,055,402
                                                                                                                    ------------
PHARMACEUTICALS (0.2%)
          100   aaiPharma, Inc., Global Company Guaranteed
                 Notes (Callable 4/01/06 @ $105.50)                         (CC , Ca)     04/01/10         11.000         90,500
          500   Alpharma, Inc., Rule 144A, Senior Notes
                 (Callable 5/01/07 @ $104.31)++                             (B , B3)      05/01/11          8.625        527,500
                                                                                                                    ------------
                                                                                                                         618,000
                                                                                                                    ------------
PIPELINES (0.3%)
          750   TransMontaigne, Inc., Global Senior Subordinated
                 Notes (Callable 6/01/07 @ $104.56)                         (B+ , B3)     06/01/10          9.125        776,250
                                                                                                                    ------------
PUBLISHING (2.1%)
          750   Canwest Media, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 4/15/08 @ $103.81)              (B- , B1)     04/15/13          7.625        802,500
          200   Dex Media East LLC, Global Company Guaranteed
                 Notes (Callable 11/15/06 @ $104.94)                        (B , B3)      11/15/09          9.875        225,250

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
PUBLISHING
   $      300   Dex Media, Inc., Rule 144A, Discount Notes
                 (Callable 11/15/08 @ 104.50)++ +                          (B , Caa2)     11/15/13          9.000   $    184,500
          700   Dex Media, Inc., Rule 144A, Notes
                 (Callable 11/15/08 @ $104.00)++                           (B , Caa2)     11/15/13          8.000        682,500
          600   Haights Cross Operating Co., Global Company
                 Guaranteed Notes (Callable 8/15/08 @ $105.88)            (CCC+ , Caa1)   08/15/11         11.750        666,000
          250   Houghton Mifflin Co., Global Senior Subordinated
                 Notes (Callable 2/01/08 @ $104.94)                         (B , B3)      02/01/13          9.875        248,125
          550   Liberty Group Operating, Inc., Company
                 Guaranteed Notes (Callable 2/01/05 @ $101.56)            (CCC+ , Caa1)   02/01/08          9.375        556,875
          750   Morris Publishing Group LLC, Rule 144A, Senior
                 Subordinated Notes (Callable 8/01/08 @ $103.50)++         (B+ , Ba3)     08/01/13          7.000        757,500
          425   PRIMEDIA, Inc., Global Company Guaranteed
                 Notes (Callable 5/15/06 @ $104.44)                         (B , B3)      05/15/11          8.875        434,563
          250   RH Donnelley Finance Corp., Rule 144A, Senior
                 Notes (Callable 12/15/06 @ $104.44)++                      (B+ , B1)     12/15/10          8.875        280,000
          375   Sun Media Corp., Rule 144A, Senior Notes
                 (Callable 2/15/08 @ $103.81)++                             (B , Ba3)     02/15/13          7.625        401,250
                                                                                                                    ------------
                                                                                                                       5,239,063
                                                                                                                    ------------
RESTAURANTS (0.9%)
          552   American Restaurant Group, Inc.,
                 Series D, Company Guaranteed Notes
                 (Callable 11/01/04 @ $105.75)                            (CCC- , Caa2)   11/01/06         11.500        251,160
          250   CKE Restaurants, Inc., Company Guaranteed
                 Notes (Callable 5/01/04 @ $104.56)                        (CCC+ , B3)    05/01/09          9.125        261,875
          500   Domino's, Inc., Global Senior Subordinated Notes
                 (Callable 7/1/07 @ $104.12)                                (B- , B3)     07/01/11          8.250        542,500
          500   Friendly Ice Cream Corp., Rule 144A, Senior Notes
                 (Callable 6/15/08 @ $104.19)++                             (B- , B2)     06/15/12          8.375        513,750
          450   Perkins Family Restaurant L.P., Series B, Senior
                 Notes (Callable 12/15/04 @ $101.69)~                       (B+ , B1)     12/15/07         10.125        469,125
          330   Sbarro, Inc., Company Guaranteed Notes
                 (Callable 9/15/04 @ $105.50)                             (CCC , Caa2)    09/15/09         11.000        283,800
                                                                                                                    ------------
                                                                                                                       2,322,210
                                                                                                                    ------------
RETAIL - FOOD & DRUG (1.4%)
          650   Great Atlantic & Pacific Tea Company, Inc.,
                 Senior Notes (Callable 12/15/06 @ $104.56)                 (B , B3)      12/15/11          9.125        567,125
          300   Herbalife International, Inc., Global Company
                 Guaranteed Notes (Callable 7/15/06 @ $105.88)              (B , B2)      07/15/10         11.750        348,000
          400   Merisant Co., Rule 144A, Company Guaranteed Notes
                 (Callable 7/15/08 @ $104.75)++                             (B- , B3)     07/15/13          9.500        424,000
          200   Nutritional Sourcing Corp., Notes
                 (Callable 6/05/04 @ $102.00)                               (NR , NR)     08/01/09         10.130        128,000
          800   Rite Aid Corp., Rule 144A, Global Secured Notes
                 (Callable 5/01/07 @ $104.06)++                             (B+ , B2)     05/01/10          8.125        868,000

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
RETAIL - FOOD & DRUG
   $      600   Rite Aid Corp., Rule 144A, Notes++                         (B- , Caa1)    12/15/08          6.125   $    567,000
          100   Swift & Co., Global Company Guaranteed Notes
                 (Callable 10/01/06 @ $105.06)                              (B+ , B1)     10/01/09         10.125        107,375
          600   Swift & Co., Global Senior Subordinated Notes
                 (Callable 10/01/06 @ $106.25)                              (B , B2)      01/01/10         12.500        639,000
                                                                                                                    ------------
                                                                                                                       3,648,500
                                                                                                                    ------------
RETAIL STORES (2.1%)
          450   AutoNation, Inc., Global Company
                 Guaranteed Notes                                          (BB+ , Ba2)    08/01/08          9.000        515,250
          250   Cole National Group, Inc., Global Senior
                 Subordinated Notes (Callable 5/15/07 @ $104.44)            (B , B3)      05/15/12          8.875        271,250
           66   Dillard's, Inc., Notes                                      (BB , B2)     08/01/04          6.430         66,330
          400   Jafra Cosmetics, Inc., Global Company Guaranteed
                 Notes (Callable 5/15/07 @ $105.38)                         (B- , B3)     05/15/11         10.750        455,000
          250   Jostens, Inc., Senior Subordinated Notes
                 (Callable 5/01/05 @ $106.38)                               (B- , B3)     05/01/10         12.750        282,500
          830   Leslie's Poolmart, Senior Notes
                 (Callable 7/15/05 @ $102.59)                               (B- , B2)     07/15/08         10.375        833,112
          100   Michaels Stores, Inc., Senior Notes
                 (Callable 7/01/05 @ $104.62)                              (BB+ , Ba1)    07/01/09          9.250        110,375
          350   Pantry Inc, Rule 144A, Senior Subordinated Notes
                 (Callable 2/15/09 @ $103.88)++                             (B- , B3)     02/15/14          7.750        351,750
          500   Pep Boys - Manny, Moe & Jack, Notes                        (BB- , B2)     06/01/05          7.000        518,750
          500   Pep Boys - Manny, Moe & Jack, Series MTNB, Notes           (BB- , B2)     07/07/06          6.920        520,000
          500   Sonic Automotive, Inc., Series B, Global Senior
                 Subordinated Notes (Callable 8/15/08 @ $104.31)            (B+ , B2)     08/15/13          8.625        541,250
          800   United Auto Group, Inc., Global Company
                 Guaranteed Notes (Callable 3/15/07 @ $104.81)              (B , B3)      03/15/12          9.625        898,000
                                                                                                                    ------------
                                                                                                                       5,363,567
                                                                                                                    ------------
SATELLITE (0.6%)
          750   EchoStar DBS Corp., Rule 144A, Senior Notes++              (BB- , Ba3)    10/01/11          6.375        762,188
          575   Pegasus Communications Corp., Senior Notes
                 (Callable 8/01/04 @ $104.17)                               (CC , Ca)     08/01/07         12.500        393,875
          100   Pegasus Communications Corp.,
                 Series B, Senior Notes                                     (CC , Ca)     10/15/05          9.625         74,000
          100   Pegasus Communications Corp., Series B, Senior
                 Notes (Callable 12/01/04 @ $101.63)                        (CC , Ca)     12/01/06          9.750         70,500
          100   Pegasus Satellite Communication, Global Senior
                 Notes (Callable 8/01/04 @ $110.00)                         (CC , Ca)     08/01/06         12.375         70,500
          350   Pegasus Satellite Communication, Senior Discount
                 Notes (Callable 3/01/05 @ $103.38)+                        (CC , C)      03/01/07         13.500        208,250
                                                                                                                    ------------
                                                                                                                       1,579,313
                                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
SECONDARY OIL & GAS PRODUCERS (2.0%)
   $      782   Chesapeake Energy Corp., Senior Notes
                 (Callable 1/15/09 @ $103.45)                              (BB- , Ba3)    01/15/16          6.875   $    797,640
          250   Compton Petroleum Corp., Global Senior Notes
                 (Callable 5/15/06 @ $104.95)                               (B , B2)      05/15/09          9.900        280,000
          650   Continental Resources, Inc., Company Guaranteed
                 Notes (Callable 8/01/04 @ $103.42)                       (CCC+ , Caa1)   08/01/08         10.250        674,375
          300   Forest Oil Corp., Global Senior Notes                      (BB , Ba3)     06/15/08          8.000        330,000
          250   Houston Exploration Company, Global Senior
                 Subordinated Notes (Callable 6/15/08 @ $103.50)            (B+ , B2)     06/15/13          7.000        261,875
        1,000   Plains Exploration & Production Company LP,
                 Global Senior Subordinated Notes
                 (Callable 7/01/07 @ $104.38)                               (B , B2)      07/01/12          8.750      1,105,000
          200   Plains Exploration & Production Company LP,
                 Series B, Global Company Guaranteed Notes
                 (Callable 7/01/07 @ $104.38)                               (B , B2)      07/01/12          8.750        221,000
          150   Pogo Producing Co., Series B, Senior Subordinated
                 Notes (Callable 4/15/06 @ $104.13)                        (BB , Ba3)     04/15/11          8.250        169,125
          245   Vintage Petroleum, Inc., Global Senior
                 Subordinated Notes (Callable 5/15/06 @ $103.94)            (B , B1)      05/15/11          7.875        260,925
        1,000   Wiser Oil Co., Company Guaranteed Notes
                 (Callable 5/15/04 @ $101.58)                             (CCC+ , Caa3)   05/15/07          9.500      1,002,500
                                                                                                                    ------------
                                                                                                                       5,102,440
                                                                                                                    ------------
SERVICES - OTHER (5.3%)
        1,000   Advanstar Communications, Inc., Rule 144A,
                 Secured Notes (Callable 12/15/08 @ $105.38)++              (B- , B3)     08/15/10         10.750      1,097,500
          600   American Color Graphics, Global Notes
                 (Callable 6/15/07 @ $105.00)                               (B , B3)      06/15/10         10.000        519,000
          188   AP Holdings, Inc., Senior Discount Notes
                 (Callable 3/15/05 @ $101.88)##                             (NR , NR)     03/15/08         11.250         29,140
          400   Brand Services, Inc., Global Company Guaranteed
                 Notes (Callable 10/15/07 @ $106.00)                        (B- , B3)     10/15/12         12.000        466,000
          200   Brickman Group, Ltd., Series B, Global Company
                 Guaranteed Notes (Callable 12/15/06 @ $105.88)             (B , B2)      12/15/09         11.750        232,000
          300   Casella Waste Systems, Inc., Global Senior
                 Subordinated Notes (Callable 2/01/08 @ $104.88)            (B , B3)      02/01/13          9.750        335,250
          300   Diamond Triumph Auto Glass, Inc., Company
                 Guaranteed Notes (Callable 4/01/05 @ $101.54)              (B , B3)      04/01/08          9.250        283,875
          500   IESI Corp., Global Company Guaranteed Notes
                 (Callable 6/15/07 @ $105.13)                               (B- , B3)     06/15/12         10.250        553,750
          650   Iron Mountain, Inc., Company Gauranteed Notes
                 (Callable 1/15/08 @ $103.88)                               (B , B3)      01/15/15          7.750        669,500
          325   Iron Mountain, Inc., Company Guaranteed Notes
                 (Callable 4/01/06 @ $104.31)                               (B , B3)      04/01/13          8.625        349,375
          800   Iron Mountain, Inc., Company Guaranteed Notes
                 (Callable 7/01/08 @ $103.31)                               (B , B3)      01/01/16          6.625        748,000

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
SERVICES - OTHER
   $      945   La Petite Academy, Inc., Series B, Company
                 Guaranteed Notes (Callable 5/15/04 @ $103.33)              (CC , Ca)     05/15/08         10.000   $    722,925
          600   LNR Property Corp., Series A, Global
                 Senior Subordinated Notes
                 (Callable 10/15/08 @ $103.62)                             (B+ , Ba3)     10/15/13          7.250        609,000
          250   Mail-Well, Inc., Global Company Guaranteed Notes
                 (Callable 3/15/07 @ $104.81)                              (BB- , B1)     03/15/12          9.625        276,250
        1,000   Muzak LLC/Muzak Finance, Global Senior Notes
                 (Callable 2/15/06 @ $105.00)                               (B- , B3)     02/15/09         10.000      1,030,000
          500   Nebraska Book Company, Inc., Rule 144A,
                 Senior Subordinated Notes
                 (Callable 3/15/08 @ $104.31)++                           (CCC+ , Caa1)   03/15/12          8.625        506,250
          200   Protection One Alarm Monitor, Series B, Global
                 Company Guaranteed Notes                                   (C , Ca)      01/15/09          8.125        135,000
          800   Quintiles Transnational Corp., Rule 144A,
                 Senior Subordinated Notes
                 (Callable 10/01/08 @ $105.00)++                            (B , B3)      10/01/13         10.000        832,000
          700   Rent-A-Center, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 5/01/06 @ $103.75)              (B+ , B1)     05/01/10          7.500        731,500
          850   Rent-Way, Inc., Global Secured Notes                        (B- , B3)     06/15/10         11.875        952,000
        1,000   Salton, Inc., Global Senior Subordinated Notes
                 (Callable 4/15/05 @ $106.13)                             (CCC+ , Caa2)   04/15/08         12.250        905,000
          250   Standard Parking Corp., Company Guaranteed
                 Notes (Callable 3/15/05 @ $101.54)                       (CCC+ , Caa3)   03/15/08          9.250         88,750
          750   United Rentals North America, Inc., Global
                 Senior Subordinated Notes
                 (Callable 11/15/08 @ $103.88)                              (B+ , B2)     11/15/13          7.750        727,500
        1,015   Werner Holding Co., Inc., Series A, Company
                 Guaranteed Notes (Callable 11/15/04 @ $101.67)            (CCC+ , B3)    11/15/07         10.000        791,700
                                                                                                                    ------------
                                                                                                                      13,591,265
                                                                                                                    ------------
TECHNOLOGY (1.9%)
          130   AMI Semiconductor, Inc., Global Company
                 Guaranteed Notes (Callable 2/1/08 @ $105.38)               (B , B3)      02/01/13         10.750        153,075
          800   Amkor Technology, Inc., Global Senior Notes
                 (Callable 5/15/08 @ $103.88)                               (B , B1)      05/15/13          7.750        792,000
          200   Amkor Technology, Inc., Global Senior Notes                 (B , B1)      02/15/08          9.250        215,000
          585   Avaya, Inc., Secured Notes
                 (Callable 4/01/06 @ $105.56)                               (B+ , B2)     04/01/09         11.125        693,225
          325   DigitalNet Holdings, Inc., Global Senior Notes
                 (Callable 1/15/07 @ $104.50)                               (B , B2)      07/15/10          9.000        351,000
          175   Lucent Technologies, Inc., Notes                           (B , Caa1)     07/15/06          7.250        182,656
        1,000   Lucent Technologies, Inc., Notes                           (B , Caa1)     11/15/08          5.500        955,000
          250   Sanmina-SCI Corp., Rule 144A, Secured Notes
                 (Callable 1/15/07 @ $105.19)++                            (BB- , Ba2)    01/15/10         10.375        293,750

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
TECHNOLOGY
   $      750   Thomas & Betts Corp., Notes
                 (Callable 6/01/08 @ $103.63)                             (BBB- , Ba1)    06/01/13          7.250   $    797,008
          400   Viasystems, Inc., Rule 144A, Senior Subordinated
                 Notes (Callable 1/15/08 @ $105.25)++                     (CCC+ , Caa2)   01/15/11         10.500        440,000
                                                                                                                    ------------
                                                                                                                       4,872,714
                                                                                                                    ------------
TEXTILE/APPAREL/SHOE MANUFACTURING (1.9%)
          200   BGF Industries, Inc., Series B, Senior
                 Subordinated Notes (Callable 1/15/05 @ $103.50)            (CC , Ca)     01/15/09         10.250        172,000
          300   Levi Strauss & Co., Global Senior Notes
                 (Callable 1/15/05 @ $105.81)                              (CCC , Ca)     01/15/08         11.625        274,500
          850   Levi Strauss & Co., Global Senior Notes
                 (Callable 12/15/07 @ $106.13)                             (CCC , Ca)     12/15/12         12.250        765,000
          500   Oxford Industries, Inc., Rule 144A, Senior Notes
                 (Callable 6/01/07 @ $104.44)++                             (B , B2)      06/01/11          8.875        536,250
          500   Perry Ellis International, Inc., Series B, Global
                 Senior Subordinated Notes
                 (Callable 9/15/08 @ $104.44)                               (B- , B3)     09/15/13          8.875        530,000
          750   Phillips-Van Heusen Corp., Global Senior Notes
                 (Callable 5/01/08 @ $104.06)                              (BB- , B2)     05/01/13          8.125        791,250
          400   Phillips-Van Heusen Corp., Rule 144A, Senior
                 Notes (Callable 2/15/08 @ $103.63)++                      (BB- , B2)     02/15/11          7.250        404,000
          200   Russell Corp., Global Company Guaranteed Notes
                 (Callable 5/01/06 @ $104.63)                               (BB , B1)     05/01/10          9.250        211,000
          350   Tropical Sportswear International Corp., Series A,
                 Company Guaranteed Notes
                 (Callable 6/15/04 @ $103.67)                              (CC , Caa1)    06/15/08         11.000        218,750
          900   Warnaco, Inc., Global Senior Notes
                 (Callable 6/15/08 @ $104.44)                               (B , B2)      06/15/13          8.875        972,000
                                                                                                                    ------------
                                                                                                                       4,874,750
                                                                                                                    ------------
TOWER (0.5%)
          500   American Towers, Inc., Rule 144A,
                 Senior Subordinated Notes
                 (Callable 12/01/07 @ $103.62)++                           (CCC , B3)     12/01/11          7.250        513,750
          500   Crown Castle International Corp., Global Senior
                 Notes (Callable 12/01/08 @ $103.75)                       (CCC , B3)     12/01/13          7.500        501,250
          400   SBA Telecommunications/SBA Communications
                 Corp., Rule 144A, Senior Discount Notes
                 (Callable 12/15/07 @ $104.88)++ +                        (CCC- , Caa1)   12/15/11          9.750        298,000
                                                                                                                    ------------
                                                                                                                       1,313,000
                                                                                                                    ------------
TRANSPORTATION/OTHER (0.4%)
          150   Kansas City Southern Railway, Global
                 Company Guaranteed Notes                                   (B+ , B2)     10/01/08          9.500        166,875
          500   Overseas Shipholding Group, Inc., Rule 144A,
                 Senior Notes (Callable 3/15/08 @ $104.12)++               (BB+ , Ba1)    03/15/13          8.250        557,500
          250   Teekay Shipping Corp., Global Senior Notes                 (BB- , Ba2)    07/15/11          8.875        288,750
                                                                                                                    ------------
                                                                                                                       1,013,125
                                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
UTILITIES (6.1%)
   $      105   AES Corp., Rule 144A, Secured Notes
                 (Callable 12/15/04 @ $100.00)++                            (BB , B2)     07/15/05         10.000   $    108,222
          750   AES Corp., Rule 144A, Senior Secured Notes
                 (Callable 5/15/08 @ $104.50)++                             (B+ , B2)     05/15/15          9.000        821,250
           77   AES Corp., Senior Notes                                     (B- , B3)     06/01/09          9.500         82,775
          750   AES Corp., Senior Notes                                     (B- , B3)     03/01/14          7.750        748,125
           31   AES Corp., Senior Unsecured Notes                           (B- , B3)     02/15/11          8.880         32,705
          900   Allegheny Energy Supply Company LLC,
                 Global Notes                                              (CCC+ , B3)    03/15/11          7.800        886,500
          750   Aquila, Inc., Senior Notes                                 (B- , Caa1)    11/15/09          7.630        731,250
          126   Caithness Coso Fund Corp., Series B, Senior
                 Secured Notes                                             (BB , Ba3)     12/15/09          9.050        139,988
          500   Calpine Corp., Rule 144A, Secured Notes++                   (B , NR)      12/01/11          9.875        465,000
          750   Calpine Corp., Rule 144A, Secured Notes
                 (Callable 7/15/07 @ $104.25)++                             (B , Aa2)     07/15/10          8.500        667,500
          450   Calpine Corp., Senior Notes                               (CCC+ , Caa1)   04/15/09          7.750        313,875
          265   Calpine Corp., Senior Notes                               (CCC+ , Caa1)   08/15/10          8.625        186,825
          825   Calpine Corp., Senior Notes                               (CCC+ , Caa1)   02/15/11          8.500        581,625
        1,000   Calpine Generating Co., Rule 144A, Secured Notes
                 (Callable 4/01/08 @ $103.50)++                             (B , NR)      04/01/10          7.000        940,000
          500   CMS Energy Corp., Rule 144A, Senior Notes++                 (B+ , B3)     08/01/10          7.750        507,500
          300   CMS Energy Corp., Senior Notes                              (B+ , B3)     11/15/04          7.625        308,250
          500   CMS Energy Corp., Senior Notes                              (B+ , B3)     07/15/08          8.900        532,500
          540   CMS Energy Corp., Senior Notes                              (B+ , B3)     01/15/09          7.500        546,750
          987   Cogentrix Energy, Inc., Series B, Company
                 Guaranteed Notes                                          (B+ , Ba3)     10/15/08          8.750      1,043,753
          266   ESI Tractebel Acquisition Corp., Series B, Company
                 Guaranteed Notes (Callable 6/30/08 @ $101.84)             (BB , Ba1)     12/30/11          7.990        275,310
          950   Mirant Americas Generation Corp., Senior Notes##           (D , Caa3)     05/01/06          7.625        698,250
          252   National Waterworks, Inc., Series B, Global
                 Company Guaranteed Notes
                 (Callable 12/01/07 @ $105.25)                              (B , B3)      12/01/12         10.500        284,760
          750   NRG Energy, Inc., Rule 144A, Secured Notes
                 (Callable 12/15/08 @ $104.00)++                            (B+ , B2)     12/15/13          8.000        759,375
          650   Prestolite Electric, Inc., Company Guaranteed
                 Notes (Callable 2/01/05 @ $101.60)                        (B- , Caa1)    02/01/08          9.625        669,500
          900   PSEG Energy Holdings LLC, Global Notes                     (BB- , Ba3)    04/16/07          7.750        945,000
        1,200   Sierra Pacific Resources, Rule 144A, Senior Notes
                 (Callable 3/15/09 @ $104.31)++                             (B- , B2)     03/15/14          8.625      1,218,000
        1,050   TNP Enterprises, Inc., Senior Subordinated Notes
                 (Callable 4/01/05 @ $105.13)                              (BB- , Ba3)    04/01/10         10.250      1,152,375
                                                                                                                    ------------
                                                                                                                      15,646,963
                                                                                                                    ------------
WIRELESS (5.1%)
          320   AirGate PCS, Inc., Secured Notes
                 (Callable 1/01/06 @ $104.69)                              (CCC- , NR)    09/01/09          9.375        311,903
        1,095   Alamosa Holdings, Inc., Company Guaranteed
                 Notes (Callable 2/15/05 @ $106.44)+                        (NR , NR)     02/15/10         12.875        874,631

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
CORPORATE BONDS
WIRELESS
   $    1,000   American Cellular Corp., Global Senior Notes
                 (Callable 8/01/07 @ $105.00)                               (B- , B3)     08/01/11         10.000   $    970,000
          600   Centennial Communications, Global Company
                 Guaranteed Notes (Callable 6/15/08 @ $105.06)            (CCC , Caa1)    06/15/13         10.125        621,000
          450   Centennial Communications, Senior Subordinated
                 Notes (Callable 12/15/04 @ $103.58)                      (CCC , Caa3)    12/15/08         10.750        465,750
        1,000   Dobson Communications Corp., Global Senior
                 Notes (Callable 10/01/08 @ $104.44)                      (CCC+ , Caa1)   10/01/13          8.875        787,500
          950   IWO Holdings, Inc., Global Company Guaranteed
                 Notes (Callable 1/15/06 @ $107.00)                         (C , Ca)      01/15/11         14.000        346,750
          200   Nextel Communications, Inc., Senior Notes
                 (Callable 11/15/04 @ $104.69)                              (BB , B2)     11/15/09          9.375        217,250
          750   Nextel Communications, Inc., Senior Notes
                 (Callable 8/01/08 @ $103.69)                               (BB , B2)     08/01/15          7.375        782,812
        1,500   Nextel Partners, Inc., Global Senior Notes
                 (Callable 7/01/07 @ $104.06)                             (CCC+ , Caa1)   07/01/11          8.125      1,530,000
          600   Nextel Partners, Inc., Senior Notes
                 (Callable 3/15/05 @ $105.50)                             (CCC+ , Caa1)   03/15/10         11.000        681,000
          250   Nextel Partners, Inc., Senior Notes
                 (Callable 3/15/05 @ $105.50)                             (CCC+ , Caa1)   03/15/10         11.000        283,750
          125   Rogers Wireless Communications, Inc.,
                 Global Secured Notes                                      (BB+ , Ba3)    05/01/11          9.625        144,844
          800   Rural Cellular Corp., Global Senior Subordinated
                 Notes ( Callable 1/15/06 @ $104.88)                      (CCC , Caa2)    01/15/10          9.750        752,000
          250   Triton PCS, Inc., Global Company Guaranteed
                 Notes (Callable 11/15/06 @ $104.38)                        (B- , B3)     11/15/11          8.750        231,875
          200   Triton PCS, Inc., Global Company Guaranteed
                 Notes (Callable 2/01/06 @ $104.69)                         (B- , B3)     02/01/11          9.375        190,500
          800   Triton PCS, Inc., Global Company Guaranteed
                 Notes (Callable 6/01/08 @ $104.25)                         (B+ , B2)     06/01/13          8.500        836,000
        1,000   Ubiquitel Operating Co., Company Guaranteed
                 Notes (Callable 4/15/05 @ $107.00)+                       (CC , Caa3)    04/15/10         14.000        985,000
        1,080   US Unwired, Inc., Series B, Company Guaranteed
                 Notes (Callable 11/01/04 @ $106.69)+                      (C , Caa2)     11/01/09         13.375      1,080,000
          800   Western Wireless Corp., Global Senior Notes
                 (Callable 7/15/08 @ $104.63)                             (CCC , Caa1)    07/15/13          9.250        826,000
                                                                                                                    ------------
                                                                                                                      12,918,565
                                                                                                                    ------------
TOTAL CORPORATE BONDS (Cost $228,573,063)                                                                            244,217,829
                                                                                                                    ------------
FOREIGN BONDS (1.7%)
CHEMICALS (0.2%)
          550   Acetex Corp., Global Senior Notes
                 (Callable 8/01/05 @ $105.44) (Canada)                      (B+ , B2)     08/01/09         10.875        607,750
                                                                                                                    ------------
DIVERSIFIED TELECOMMUNICATIONS (0.4%)
          950   Vivendi Universal SA, Global Senior Notes
                 (Callable 4/15/07 @ $104.62) (France)                     (BB , Ba3)     04/15/10          9.250      1,113,875
                                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS#
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%         VALUE
   ----------                                                             -------------   --------   ------------   ------------
FOREIGN BONDS
ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.1%)
   $      250   Flextronics International Ltd., Global
                 Senior Subordinated Notes
                 (Callable 5/15/08 @ $103.25)(Singapore)                   (BB- , Ba2)    05/15/13          6.500   $    254,375
                                                                                                                    ------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.1%)
          175   Burns Philp Capital Pty, Ltd, Global Company
                 Guaranteed Notes (Callable 7/15/07 @ $104.88)
                 (Australia)                                                (B- , B3)     07/15/12          9.750        185,500
                                                                                                                    ------------
LEISURE (0.3%)
          300   Intrawest Corp., Global Company Guaranteed
                 Notes (Callable 2/01/05 @ $105.25) (Canada)                (B+ , B1)     02/01/10         10.500        329,250
          450   Intrawest Corp., Global Senior Notes
                 (Callable 10/15/08 @ $103.75) (Canada)                     (B+ , B1)     10/15/13          7.500        462,375
                                                                                                                    ------------
                                                                                                                         791,625
                                                                                                                    ------------
METALS & MINING (0.3%)
          750   IPSCO, Inc., Global Senior Notes
                 (Callable 6/01/08 @ $104.38) (Canada)                     (BB , Ba3)     06/01/13          8.750        843,750
                                                                                                                    ------------
TECHNOLOGY (0.3%)
          650   Danka Business Systems PLC, Global Senior
                 Notes (Callable 6/15/07 @ $105.50)
                 (United Kingdom)                                           (B+ , B2)     06/15/10         11.000        666,250
                                                                                                                    ------------
TOTAL FOREIGN BONDS (Cost $4,102,898)                                                                                  4,463,125
                                                                                                                    ------------
CONVERTIBLE BONDS (0.2%)
OIL EQUIPMENT (0.2%)
          400   Key Energy Services, Inc. (Cost $397,516)                   (B+ , B1)     09/15/04          5.000        397,540
                                                                                                                    ------------

    NUMBER OF
     SHARES
   ----------
COMMON STOCKS (0.1%)
SECONDARY OIL & GAS PRODUCERS (0.0%)
        1,176   Southwest Royalties, Inc.*^                                                                               41,160
                                                                                                                    ------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
          187   AGY Holdings Corp.*                                                                                        4,675
                                                                                                                    ------------
WIRELESS (0.1%)
       13,216   AirGate PCS, Inc.*                                                                                       251,368
       22,527   Dobson Communications Corp., Class A*                                                                     80,647
                                                                                                                    ------------
                                                                                                                         332,015
                                                                                                                    ------------
TOTAL COMMON STOCKS (Cost $231,970)                                                                                      377,850
                                                                                                                    ------------
PREFERRED STOCKS (0.4%)
BROADCAST/OUTDOOR (0.4%)
       11,300   Paxson Communications Corp.                                                                            1,059,375
                                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

    NUMBER OF
     SHARES                                                                              MATURITY       RATE%          VALUE
   ----------                                                                            --------   ------------   -------------
PREFERRED STOCKS
WIRELESS (0.0%)
       24,000   Dobson Communications Corp.                                                                        $      16,980
          350   Dobson Communications Corp., Rule 144A
                 (Callable 8/19/05 @ $106.00)++                                                                           41,847
                                                                                                                   -------------
                                                                                                                          58,827
                                                                                                                   -------------
TOTAL PREFERRED STOCKS (Cost $1,011,232)                                                                               1,118,202
                                                                                                                   -------------
WARRANTS (0.0%)
BROADBAND (0.0%)
          100   GT Group Telecom, Inc., Rule 144A, expires
                 February 2010*++                                                                                             75
                                                                                                                   -------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
          155   AGY Holdings Corp.*                                                                                            1
                                                                                                                   -------------
TOTAL WARRANTS (Cost $2,502)                                                                                                  76
                                                                                                                   -------------
SHORT-TERM INVESTMENT (0.3%)
      698,870   State Street Navigator Prime Fund~~
                 (Cost $698,870)                                                                                         698,870
                                                                                                                   -------------
TOTAL INVESTMENTS AT VALUE (98.2%) (Cost $235,018,051)                                                               251,273,492
OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)                                                                           4,590,164
                                                                                                                   -------------
NET ASSETS (100.0%)                                                                                                $ 255,863,656
                                                                                                                   ==============

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated

# Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to a value of $55,582,869 or 21.7% of net assets.

+ Step Bond - The interest rate is as of April 30, 2004 and will reset at a future date.

##   Security in default.

*    Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

~    Security or portion thereof is out on loan.

~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securites on loan of $698,870
      (Cost $235,018,051) (Note 1)                                                                     $    251,273,492(1)
    Cash                                                                                                            528
    Interest receivable                                                                                       6,143,224
    Receivable for investments sold                                                                           2,580,337
    Receivable for fund shares sold                                                                           1,138,937
    Prepaid expenses and other assets                                                                            57,614
                                                                                                       ----------------
      Total Assets                                                                                          261,194,132
                                                                                                       ----------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                               102,391
    Administrative services fee payable (Note 2)                                                                 53,388
    Distribution fee payable (Note 2)                                                                           141,419
    Payable upon return of securities loaned (Note 1)                                                           698,870
    Loan payable (Note 3)                                                                                     1,979,000
    Payable for fund shares redeemed                                                                          1,166,597
    Dividend payable                                                                                          1,108,653
    Interest payable                                                                                              6,382
    Trustees' fee payable                                                                                           119
    Other accrued expenses payable                                                                               73,657
                                                                                                       ----------------
      Total Liabilities                                                                                       5,330,476
                                                                                                       ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                                     30,537
    Paid-in capital (Note 5)                                                                                239,256,795
    Accumulated net investment loss                                                                            (404,299)
    Accumulated net realized gain on investments                                                                725,182
    Net unrealized appreciation from investments                                                             16,255,441
                                                                                                       ----------------
      Net Assets                                                                                       $    255,863,656
                                                                                                       ================
COMMON SHARES
    Net assets                                                                                         $      1,020,362
    Shares outstanding                                                                                          121,922
                                                                                                       ----------------
    Net asset value, offering price, and redemption price per share                                    $           8.37
                                                                                                       ================
A SHARES
    Net assets                                                                                         $    115,044,985
    Shares outstanding                                                                                       13,716,494
                                                                                                       ----------------
    Net asset value and redemption price per share                                                     $           8.39
                                                                                                       ================
    Maximum offering price per share (net asset value/(1-4.75%))                                       $           8.81
                                                                                                       ================
B SHARES
    Net assets                                                                                         $     44,305,213
    Shares outstanding                                                                                        5,296,729
                                                                                                       ----------------
    Net asset value and offering price per share                                                       $           8.36
                                                                                                       ================
C SHARES
    Net assets                                                                                         $     95,493,096
    Shares outstanding                                                                                       11,402,320
                                                                                                       ----------------
    Net asset value and offering price per share                                                       $           8.37
                                                                                                       ================

(1)  Including $681,675 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Interest                                                                                           $     12,780,463
    Dividends                                                                                                    72,987
    Securities lending                                                                                           54,724
                                                                                                       ----------------
      Total investment income                                                                                12,908,174
                                                                                                       ----------------
EXPENSES
    Investment advisory fees (Note 2)                                                                           785,798
    Administrative services fees (Note 2)                                                                       251,777
    Distribution fees (Note 2)
      Class A                                                                                                   164,735
      Class B                                                                                                   221,132
      Class C                                                                                                   487,543
    Transfer agent fees (Note 2)                                                                                 39,876
    Legal fees                                                                                                   30,959
    Custodian fees                                                                                               23,038
    Printing fees (Note 2)                                                                                       19,085
    Insurance expense                                                                                            12,412
    Registration fees                                                                                            10,252
    Audit fees                                                                                                    6,963
    Interest expense (Note 3)                                                                                     6,382
    Commitment fees (Note 3)                                                                                      3,622
    Trustees' fees                                                                                                3,229
    Miscellaneous expense                                                                                         8,591
                                                                                                       ----------------
      Total expenses                                                                                          2,075,394
    Less: fees waived (Note 2)                                                                                  (44,324)
                                                                                                       ----------------
      Net expenses                                                                                            2,031,070
                                                                                                       ----------------
         Net investment income                                                                               10,877,104
                                                                                                       ----------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    Net realized gain from investments                                                                        2,662,488
    Net change in unrealized appreciation (depreciation) from investments                                       861,625
                                                                                                       ----------------
    Net realized and unrealized gain from investments                                                         3,524,113
                                                                                                       ----------------
    Net increase in net assets resulting from operations                                               $     14,401,217
                                                                                                       ================

                See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   FOR THE SIX MONTHS
                                                                                         ENDED             FOR THE YEAR
                                                                                     APRIL 30, 2004           ENDED
                                                                                      (UNAUDITED)        OCTOBER 31, 2003
                                                                                   ------------------    ----------------
FROM OPERATIONS
  Net investment income                                                            $       10,877,104    $     13,233,277
  Net realized gain from investments                                                        2,662,488           1,239,437
  Net change in unrealized appreciation (depreciation) from investments                       861,625          16,738,801
                                                                                   ------------------    ----------------
     Net increase in net assets resulting from operations                                  14,401,217          31,211,515
                                                                                   ------------------    ----------------
FROM DIVIDENDS
  Dividends from net investment income
  Common Class shares                                                                         (44,834)           (115,907)
  Class A shares                                                                           (5,664,269)         (6,660,406)
  Class B shares                                                                           (1,733,974)         (2,089,668)
  Class C shares                                                                           (3,821,739)         (4,369,160)
                                                                                   ------------------    ----------------
     Net decrease in net assets resulting from dividends                                  (11,264,816)        (13,235,141)
                                                                                   ------------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                             46,976,698         276,882,232
  Reinvestment of dividends                                                                 4,063,304           4,643,481
  Net asset value of shares redeemed                                                      (70,256,166)        (47,677,867)
                                                                                   ------------------    ----------------
     Net increase (decrease) in net assets from capital share transactions                (19,216,164)        233,847,846
                                                                                   ------------------    ----------------
  Net increase (decrease) in net assets                                                   (16,079,763)        251,824,220

NET ASSETS
  Beginning of period                                                                     271,943,419          20,119,199
                                                                                   ------------------    ----------------
  End of period                                                                    $      255,863,656    $    271,943,419
                                                                                   ==================    ================
ACCUMULATED NET INVESTMENT LOSS                                                    $         (404,299)   $        (16,587)
                                                                                   ==================    ================

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX
                                                    MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2004        ----------------------------------------------------
                                                    (UNAUDITED)            2003           2002          2001         2000(1)
                                                  ---------------        ---------     ----------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period            $          8.27        $    7.19     $     7.96     $    8.73     $    9.21
                                                  ---------------        ---------     ----------     ---------     ---------

INVESTMENT OPERATIONS
  Net investment income                                      0.37             0.70           0.72(2)       0.80          0.21
  Net gain (loss) on investments
    (both realized and unrealized)                           0.10             1.08          (0.74)        (0.71)        (0.48)
                                                  ---------------        ---------     ----------     ---------     ---------
      Total from investment operations                       0.47             1.78          (0.02)         0.09         (0.27)
                                                  ---------------        ---------     ----------     ---------     ---------

LESS DIVIDENDS
  Dividends from net investment income                      (0.37)           (0.70)         (0.75)        (0.86)        (0.21)
                                                  ---------------        ---------     ----------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                    $          8.37        $    8.27     $     7.19     $    7.96     $    8.73
                                                  ===============        =========     ==========     =========     =========
      Total return(3)                                        5.87%           25.49%         (0.60)%        0.88%        (2.98)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $         1,020        $   1,029     $    1,324     $     599     $     141
    Ratio of expenses to average net assets(4)               0.85%(5)         1.10%          1.10%         1.10%         1.10%(5)
    Ratio of net investment income to average
      net assets                                             8.56%(5)         8.97%          9.16%         9.98%         9.14%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                         0.03%(5)         0.14%          2.04%         1.41%         1.58%(5)
  Portfolio turnover rate                                      32%              20%            86%           41%           44%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, and the years ended October 31, 2003, 2002, 2001, and for the period ended October 31, 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX
                                                    MONTHS ENDED              FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2004        --------------------------------------
                                                    (UNAUDITED)            2003           2002          2001
                                                  ---------------        ---------     ----------     ---------
PER SHARE DATA
  Net asset value, beginning of period            $          8.29        $    7.21     $     7.98     $    8.73
                                                  ---------------        ---------     ----------     ---------

INVESTMENT OPERATIONS
  Net investment income                                      0.36             0.73           0.72(2)       0.86
  Net gain (loss) on investments
    (both realized and unrealized)                           0.10             1.05          (0.74)        (0.75)
                                                  ---------------        ---------     ----------     ---------
      Total from investment operations                       0.46             1.78          (0.02)         0.11
                                                  ---------------        ---------     ----------     ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      (0.36)           (0.70)         (0.75)        (0.86)
  Distributions from net realized gains                        --               --             --            --
                                                  ---------------        ---------     ----------     ---------
      Total dividends and distributions                     (0.36)           (0.70)         (0.75)        (0.86)
                                                  ---------------        ---------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                    $          8.39        $    8.29     $     7.21     $    7.98
                                                  ===============        =========     ==========     =========
      Total return(3)                                        5.75%           25.44%         (0.56)%        1.13%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $       115,045        $ 134,123     $    9,390     $   8,952
    Ratio of expenses to average net assets(4)               1.10%(5)         1.10%          1.10%         1.10%
    Ratio of net investment income to average
      net assets                                             8.31%(5)         8.58%          9.16%        10.01%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                         0.03%(5)         0.14%          1.97%         1.30%
  Portfolio turnover rate                                      32%              20%            86%           41%

                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                    ------------------------------
                                                       2000                1999(1)
                                                    ---------            ---------
PER SHARE DATA
  Net asset value, beginning of period              $    9.66            $   10.00
                                                    ---------            ---------
INVESTMENT OPERATIONS
  Net investment income                                  0.88                 0.56
  Net gain (loss) on investments
    (both realized and unrealized)                      (0.86)               (0.34)
                                                    ---------            ---------
      Total from investment operations                   0.02                 0.22
                                                    ---------            ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.88)               (0.56)
  Distributions from net realized gains                 (0.07)                  --
                                                    ---------            ---------
      Total dividends and distributions                 (0.95)               (0.56)
                                                    ---------            ---------
NET ASSET VALUE, END OF PERIOD                      $    8.73            $    9.66
                                                    =========            =========
      Total return(3)                                   (0.06)%               2.19%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $  10,709            $  10,488
    Ratio of expenses to average net assets(4)           1.10%                1.10%(5)
    Ratio of net investment income to average
      net assets                                         9.35%                8.61%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     1.58%                1.43%(5)
  Portfolio turnover rate                                  44%                 188%

(1)  For the period March 8, 1999 (inception date) through October 31, 1999.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, and the years ended October 31, 2003, 2002, 2001, 2000, and for the period ended October 31, 1999, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX
                                                    MONTHS ENDED              FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2004        --------------------------------------
                                                    (UNAUDITED)            2003           2002          2001
                                                  ---------------        ---------     ----------     ---------
PER SHARE DATA
  Net asset value, beginning of period            $          8.27        $    7.19     $     7.96     $    8.73
                                                  ---------------        ---------     ----------     ---------

INVESTMENT OPERATIONS
  Net investment income                                      0.33             0.65           0.65(2)       0.80
  Net gain (loss) on investments
    (both realized and unrealized)                           0.09             1.07          (0.73)        (0.77)
                                                  ---------------        ---------     ----------     ---------
      Total from investment operations                       0.42             1.72          (0.08)         0.03
                                                  ---------------        ---------     ----------     ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      (0.33)           (0.64)         (0.69)        (0.80)
  Distributions from net realized gains                        --               --             --            --
                                                  ---------------        ---------     ----------     ---------
      Total dividends and distributions                     (0.33)           (0.64)         (0.69)        (0.80)
                                                  ---------------        ---------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                    $          8.36        $    8.27     $     7.19     $    7.96
                                                  ===============        =========     ==========     =========
      Total return(3)                                        5.23%           24.55%         (1.36)%        0.14%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $        44,305        $  42,536     $    2,860     $   1,667
    Ratio of expenses to average net assets(4)               1.85%(5)         1.85%          1.85%         1.85%
    Ratio of net investment income to average
      net assets                                             7.56%(5)         7.87%          8.35%         9.22%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                         0.03%(5)         0.14%          1.97%         1.35%
  Portfolio turnover rate                                      32%              20%            86%           41%

                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                    ------------------------------
                                                      2000                1999(1)
                                                    ---------            ---------
PER SHARE DATA
  Net asset value, beginning of period              $    9.66            $   10.00
                                                    ---------            ---------

INVESTMENT OPERATIONS
  Net investment income                                  0.81                 0.50
  Net gain (loss) on investments
    (both realized and unrealized)                      (0.86)               (0.34)
                                                    ---------            ---------
      Total from investment operations                  (0.05)                0.16
                                                    ---------            ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.81)               (0.50)
  Distributions from net realized gains                 (0.07)                  --
                                                    ---------            ---------
      Total dividends and distributions                 (0.88)               (0.50)
                                                    ---------            ---------
NET ASSET VALUE, END OF PERIOD                      $    8.73            $    9.66
                                                    =========            =========
      Total return(3)                                   (0.81)%               1.60%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   1,313            $   1,447
    Ratio of expenses to average net assets(4)           1.85%                1.85%(5)
    Ratio of net investment income to average
      net assets                                         8.60%                7.83%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     1.58%                1.43%(5)
  Portfolio turnover rate                                  44%                 188%

(1)  For the period March 8, 1999 (inception date) through October 31, 1999.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, and the years ended October 31, 2003, 2002, 2001, 2000, and for the period ended October 31, 1999, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX
                                                    MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2004        ----------------------------------------------------
                                                    (UNAUDITED)            2003           2002          2001         2000(1)
                                                  ---------------        ---------     ----------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period            $          8.28        $    7.20     $     7.96     $    8.73     $    9.57
                                                  ---------------        ---------     ----------     ---------     ---------

INVESTMENT OPERATIONS
  Net investment Income                                      0.33             0.64           0.61(2)       0.80          0.53(3)
  Net gain (loss) on investments
    (both realized and unrealized)                           0.09             1.08          (0.68)        (0.77)        (0.84)
                                                  ---------------        ---------     ----------     ---------     ---------
      Total from investment operations                       0.42             1.72          (0.07)         0.03         (0.31)
                                                  ---------------        ---------     ----------     ---------     ---------

LESS DIVIDENDS
  Dividends from net investment income                      (0.33)           (0.64)         (0.69)        (0.80)        (0.53)
                                                  ---------------        ---------     ----------     ---------     ---------
      Total dividends                                       (0.33)           (0.64)         (0.69)        (0.80)        (0.53)
                                                  ---------------        ---------     ----------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                    $          8.37        $    8.28     $     7.20     $    7.96     $    8.73
                                                  ===============        =========     ==========     =========     =========
      Total return(3)                                        5.23%           24.54%         (1.22)%        0.14%         3.31%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $        95,493        $  94,255     $    6,545     $     623     $      78
    Ratio of expenses to average net assets(4)               1.85%(5)         1.85%          1.85%         1.85%         1.85%(5)
    Ratio of net investment income to average
      net assets                                             7.56%(5)         7.86%          8.03%         9.18%         7.57%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                         0.03%(5)         0.14%          2.61%         1.75%         1.58%(5)
  Portfolio turnover rate                                      32%              20%            86%           41%           44%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, and the years ended October 31, 2003, 2002, 2001, and for the period ended October 31, 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

     The Fund is authorized to offer four Classes of shares: Common Class, Class A, Class B and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestment of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain Fund portfolio securities.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

     E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds / portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

     G) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described above under "Security Valuation". As of April 30, 2004, the Fund had no TBA purchase commitments.

     H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2004 is as follows:

                MARKET VALUE OF           VALUE OF
               SECURITIES LOANED    COLLATERAL RECEIVED
               -----------------    -------------------
                 $    681,675          $    698,870

     Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent.

     Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities, with the Fund receiving 70% and SSB receiving

30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securites lending income is accrued as earned.

     I) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate as follows: 0.70% of average daily net assets less than or equal to $100 million and 0.50% of average daily net assets greater than $100 million. For the six months ended April 30, 2004, investment advisory fees earned and voluntarily waived were $785,798 and $44,324, respectively.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were $137,269.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

                AVERAGE DAILY NET ASSETS                ANNUAL RATE
                ------------------------                -----------
                First $5 billion            0.050% of average daily net assets
                Next $5 billion             0.035% of average daily net assets
                Over $10 billion            0.020% of average daily net assets

     For the six months ended April 30, 2004, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $114,508.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares, up to 0.50% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. CSAMSI is currently paid at the annual rate of 0.25% of the average net assets of the Class A shares. Effective November 1, 2003, CSAMSI no longer receives 12b-1 fees on Common Class shares.

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2004, the Fund reimbursed CSAM $590, which is included in the Fund's transfer agent expense.

     For the six months ended April 30, 2004, CSAMSI and its affiliates advised the Fund that they retained $270,992 from commissions earned on the sale of the Fund's Class A shares.

     For the six months ended April 30, 2004, CSFB received $14,619 in fees for its securities lending activities.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid $14,502 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2004, the Fund had a loan outstanding under the Credit Facility of $1,979,000. During the six months ended April 30, 2004, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY       WEIGHTED AVERAGE       MAXIMUM DAILY
           LOAN BALANCE         INTEREST RATE%       LOAN OUTSTANDING
           -------------       ----------------      ----------------
            $ 9,667,375             1.505%             $ 14,568,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $84,336,782 and $99,289,613, respectively.

     In connection with a review of the Fund, CSAM became aware of certain portfolio transactions undertaken on behalf of the Fund with respect to which the Fund paid commissions. Upon further analysis, CSAM believes that such transactions could have been effected in a more efficient manner for the Fund and, as a result, CSAM paid the amount of the commissions, with interest, to the Fund. The payment amount did not have a material effect on the Fund's net asset value per share.

     At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $235,018,051, $19,427,909, ($3,172,468) and $16,255,441, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

                                                                         COMMON CLASS
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2004 (UNAUDITED)                OCTOBER 31, 2003
                                           ------------------------------------------------------------------------
                                               SHARES              VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                             --    $            --             10,799    $        80,633
Shares issued in reinvestment
  of dividends                                       4,922             41,386             13,496            105,586
Shares redeemed                                     (7,400)           (62,119)           (84,045)          (679,246)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease                                        (2,478)   $       (20,733)           (59,750)   $      (493,027)
                                           ===============    ===============    ===============    ===============

                                                                          CLASS A
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2004 (UNAUDITED)                OCTOBER 31, 2003
                                           ------------------------------------------------------------------------
                                               SHARES              VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                      3,066,772    $    25,922,148         18,707,365    $   146,956,559
Shares issued in reinvestment
  of dividends                                     350,875          2,957,015            409,410          3,292,884
Shares redeemed                                 (5,874,841)       (49,565,717)        (4,245,791)       (34,085,441)
                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                         (2,457,194)   $   (20,686,554)        14,870,984    $   116,164,002
                                           ===============    ===============    ===============    ===============

                                                                          CLASS B
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2004 (UNAUDITED)                OCTOBER 31, 2003
                                           ------------------------------------------------------------------------
                                               SHARES              VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                        513,192    $     4,329,027          4,955,118    $    38,361,835
Shares issued in reinvestment
  of dividends                                      33,448            281,027             43,452            345,958
Shares redeemed                                   (393,218)        (3,321,700)          (253,099)        (2,033,837)
                                           ---------------    ---------------    ---------------    ---------------
Net increase                                       153,422    $     1,288,354          4,745,471    $    36,673,956
                                           ===============    ===============    ===============    ===============

                                                                          CLASS C
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2004 (UNAUDITED)                OCTOBER 31, 2003
                                           ------------------------------------------------------------------------
                                               SHARES              VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                      1,977,535    $    16,725,523         11,719,331    $    91,483,205
Shares issued in reinvestment
  of dividends                                      93,167            783,876            112,835            899,053
Shares redeemed                                 (2,051,342)       (17,306,630)        (1,358,568)       (10,879,343)
                                           ---------------    ---------------    ---------------    ---------------
Net increase                                        19,360    $       202,769         10,473,598    $    81,502,915
                                           ===============    ===============    ===============    ===============

     On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                         NUMBER OF        APPROXIMATE PERCENTAGE
                                       SHAREHOLDERS       OF OUTSTANDING SHARES
                                       ------------       ----------------------
                Common Class                4                      65%
                Class A                     3                      58%
                Class B                     1                      60%
                Class C                     1                      57%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

     In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE HIGH INCOME FUND
PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

     We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

     In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

     We may collect nonpublic information about you from the following sources:

     - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     - Information about your transactions with us, our affiliates, or others.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

     RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

     / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

     We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

     We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE HIGH INCOME FUND
PROXY VOTING (unaudited)

     The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     -    By calling 1-800-927-2874

     -    On the Fund's website, www.csam.com/us

     - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

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

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSHIF-3-0404

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        CREDIT SUISSE OPPORTUNITY FUNDS

        /s/ Joseph D. Gallagher
        -----------------------
        Name:  Joseph D. Gallagher
        Title: Chief Executive Officer
        Date:  July 6, 2004


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        /s/ Joseph D. Gallagher
        -----------------------
        Name:  Joseph D. Gallagher
        Title: Chief Executive Officer
        Date:  July 6, 2004

        /s/ Michael A. Pignataro
        ------------------------
        Name:  Michael A. Pignataro
        Title: Chief Financial Officer
        Date:  July 6, 2004